UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

5 Tower Bridge, 300 Barr Harbor Dr., Suite 300

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management, Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

With Copies to:

Barbara A. Nugent, Esquire

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 238-3600

Date of fiscal year end: October 31

Date of reporting period: July 31, 2008

Item 1.	Schedule of Investments.

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Equity Long Short Fund

	Shares	Value
Common Stocks - Long Positions (65.2%) (a)
Aerospace & Defense (2.6%)
Honeywell International, Inc.	35,700	$1,814,988
Raytheon Co.	40,500	2,305,665

		4,120,653

Airlines (0.4%)
Delta Air Lines, Inc. *	79,050	596,037

Beverages (1.0%)
PepsiCo, Inc.	23,200	1,544,192

Biotechnology (3.8%)
Biogen Idec, Inc. *	21,920	1,529,139
Cephalon, Inc. *	13,500	987,660
Gilead Sciences, Inc. *	42,720	2,306,026
ImClone Systems, Inc. *	17,100	1,093,203

		5,916,028

Capital Markets (2.9%)
Invesco Ltd.	79,050	1,841,074
State Street Corp.	38,490	2,757,424

		4,598,498

Chemicals (3.0%)
E.I. Du Pont de Nemours & Co.	36,300	1,590,303
Monsanto Co.	16,339	1,946,138
Olin Corp.	37,700	1,121,198

		4,657,639

Commercial Banks (0.8%)
Synovus Financial Corp.	125,800	1,196,358

Communications Equipment (6.7%)
ADC Telecommunications, Inc. *	105,800	1,000,868
Cisco Systems, Inc. *	68,800	1,512,912
Juniper Networks, Inc. *	69,750	1,815,592
QUALCOMM, Inc.	52,200	2,888,748
Research In Motion Ltd. *	14,740	1,810,367
Riverbed Technology, Inc. *	94,700	1,502,889

		10,531,376

Construction & Engineering (1.5%)
Foster Wheeler Ltd. *	28,200	1,600,914
Quanta Services, Inc. *	24,550	758,104

		2,359,018

Consumer Finance (1.8%)
Capital One Financial Corp.	44,500	1,862,770
MasterCard, Inc., Class A	4,080	996,132

		2,858,902

Diversified Financial Services (1.1%)
IntercontinentalExchange, Inc. *	17,970	1,793,406

Electrical Equipment (1.2%)
Emerson Electric Co.	38,500	1,874,950

Energy Equipment & Services (3.5%)
Halliburton Co.	43,600	1,954,152
National Oilwell Varco, Inc. *	21,100	1,659,093
Transocean, Inc. *	13,745	1,869,732

		5,482,977

Food & Staples Retailing (1.8%)
Wal-Mart Stores, Inc.	47,120	2,762,174

Food Products (1.6%)
Archer-Daniels-Midland Co.	54,000	1,546,020
Ralcorp Holdings, Inc. *	17,950	968,582

		2,514,602

Health Care Equipment & Supplies (3.0%)
Baxter International, Inc.	45,820	3,143,710
St. Jude Medical, Inc. *	33,200	1,546,456

		4,690,166

Health Care Providers & Services (0.9%)
Aetna, Inc.	34,500	1,414,845

Hotels, Restraurants & Leisure (4.0%)
Darden Restaurants, Inc.	52,150	1,698,526
McDonald’s Corp.	45,700	2,732,403
WMS Industries, Inc. *	26,900	758,042
Wynn Resorts Ltd	10,950	1,067,406

		6,256,377

Information Technology Services (2.2%)
Alliance Data Systems Corp. *	35,800	2,296,570
Cognizant Technology Solutions Corp., Class A *	41,350	1,160,695

		3,457,265

Internet Software & Services (1.5%)
Google, Inc., Class A *	4,860	2,302,425

Life Sciences Tools & Services (1.1%)
Thermo Fisher Scientific, Inc. *	27,100	1,640,092

Machinery (1.9%)
Cummins, Inc.	14,150	938,711
Deere & Co.	29,200	2,048,672

		2,987,383

Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc., Class B	16,138	1,561,352

Multiline Retail (0.7%)
Kohl’s Corp. *	27,800	1,165,098

Oil, Gas & Consumable Fuels (2.7%)
EOG Resources, Inc.	20,760	2,087,003
PetroHawk Energy Corp. *	62,100	2,069,172

		4,156,175

Pharmaceuticals (2.2%)
Abbott Laboratories	27,300	1,538,082
Bristol-Myers Squibb Co.	88,200	1,862,784

		3,400,866

Semiconductors & Semiconductor Equipment (1.9%)
Marvell Technology Group Ltd. *	134,800	1,993,692
ON Semiconductor Corp. *	102,500	962,475

		2,956,167

Software (4.5%)
Adobe Systems, Inc. *	49,100	2,030,285
Citrix Systems, Inc. *	35,450	944,388
Oracle Corp. *	113,300	2,439,349
Symantec Corp. *	79,150	1,667,691

		7,081,713

Specialty Retail (2.1%)
GameStop Corp., Class A *	58,220	2,358,492
J Crew Group, Inc. *	32,200	926,072

		3,284,564

Textiles, Apparel & Luxury Goods (1.8%)
Coach, Inc. *	58,400	1,489,784
Nike, Inc., Class B	22,500	1,320,300

		2,810,084

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Equity Long Short Fund

	Shares or Principal Amount	Value
Common Stocks - Long Positions (a) (continued)
Total Common Stocks		$101,971,382

Exchange Traded Funds (4.9%)
Equity Funds (4.9%)
UltraShort Dow30 ProShares	71,500	4,550,975
UltraShort Russell 2000 ProShares	43,900	3,150,703

Total Exchange Traded Funds		7,701,678

Repurchase Agreement (26.1%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $40,782,686, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $41,595,971	$40,780,363	40,780,363

Total Investments (Cost $149,074,834)(b) — 96.2%		150,453,423
Other assets in excess of liabilities — 3.8%		6,015,842

NET ASSETS — 100.0%		$156,469,265

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Securities Sold Short

July 31, 2008 (Unaudited)

Aberdeen Equity Long Short Fund

	Shares	Value
Common Stocks - Short Positions (23.1%)
Air Freight & Logistics (0.4%)
Expeditors International of Washington, Inc.	19,350	$687,118

Automobiles (0.4%)
Thor Industries, Inc.	34,950	685,719

Capital Markets (0.9%)
Legg Mason, Inc.	35,100	1,416,285

Chemicals (1.5%)
CF Industries Holdings, Inc.	4,650	760,089
Rohm & Haas Co.	20,640	1,548,000

		2,308,089

Commercial Banks (2.4%)
Barclays PLC ADR–GB	44,000	1,196,800
U.S. Bancorp	82,800	2,534,508

		3,731,308

Communications Equipment (0.9%)
ADTRAN, Inc.	27,900	623,844
Nortel Networks Corp.*	95,300	728,092

		1,351,936

Diversified Financial Services (0.5%)
CME Group, Inc.	2,200	792,286

Diversified Telecommunication Services (1.1%)
tw telecom, inc.*	104,900	1,676,302

Electronic Equipment & Instruments (1.1%)
Cognex Corp.	28,050	528,743
Daktronics, Inc.	44,400	792,540
Echelon Corp.*	42,850	452,067

		1,773,350

Energy Equipment & Services (0.4%)
Superior Well Services, Inc.*	20,850	662,196

Food & Staples Retailing (1.0%)
Kroger Co. (The)	57,250	1,619,030

Hotels, Restraurants & Leisure (1.5%)
California Pizza Kitchen, Inc.*	56,200	733,410
MGM Grand, Inc.*	26,750	776,285
Orient-Express Hotel Ltd., A Shares	24,450	813,941

		2,323,636

Information Technology Services (0.2%)
Infosys Technologies Ltd. ADR–IN	8,861	349,035

Life Sciences Tools & Services (1.2%)
Millipore Corp.*	25,400	1,786,890

Machinery (0.8%)
Astec Industries, Inc.*	13,350	426,132
Nordson Corp.	11,000	777,260

		1,203,392

Multiline Retail (0.4%)
99 Cents Only Stores*	91,700	613,473

Oil, Gas & Consumable Fuels (2.5%)
EnCana Corp.	29,050	2,097,120
Massey Energy Co.	23,250	1,726,312

		3,823,432

Semiconductors & Semiconductor Equipment (1.7%)
Applied Materials, Inc.	90,700	1,570,924
LSI Corp.*	163,600	1,135,384

		2,706,308

Software (2.2%)
Electronic Arts, Inc.*	21,100	911,098
Manhattan Associates, Inc.*	31,300	768,102
MicroStrategy, Inc., Class A*	9,100	550,004
SAP AG ADR–DE	21,500	1,242,915

		3,472,119

Specialty Retail (0.7%)
Tiffany & Co.	26,700	1,008,993

Textiles, Apparel & Luxury Goods (0.7%)
Lululemon Athletica, Inc.*	28,900	641,580
Volcom, Inc.*	28,900	518,466

		1,160,046

Trading Companies & Distributors (0.6%)
Fastenal Co.	20,300	991,858

Total Common Stocks - Short Positions		36,142,801

Exchange Traded Funds - Short Positions (1.8%)
Equity Fund (1.8%)
Energy Select Sector SPDR Fund	37,700	2,816,190

Total Securities Sold Short (Proceeds $37,510,009) — 24.9%		38,958,991

*	Non-income producing security.

ADR	American Depository Receipt

DE	Germany

GB	United Kingdom

IN	India

PLC	Public Liability Co.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Health Sciences Fund

	Shares	Value
Common Stocks (101.5%)
Biotechnology (23.2%)
Amgen, Inc. *	21,190	$1,327,130
Amylin Pharmaceuticals, Inc. *	5,870	185,199
Array BioPharma, Inc. *	24,980	195,094
Biogen Idec, Inc. *	5,700	397,632
BioMarin Pharmaceutical, Inc. *	2,900	94,395
Celgene Corp. *	7,010	529,185
Cephalon, Inc. *	6,500	475,540
Dyax Corp. *	34,340	148,005
Enzon Pharmaceuticals, Inc. *	10,510	85,972
Genentech, Inc. *	9,600	914,400
Gilead Sciences, Inc. *	31,410	1,695,512
ImClone Systems, Inc. *	6,350	405,955
Savient Pharmaceuticals, Inc. *	6,800	180,744
United Therapeutics Corp. *	3,980	451,292

		7,086,055

Chemicals (0.3%)
Monsanto Co.	800	95,288

Food & Staples Retailing (0.7%)
CVS Caremark Corp.	5,832	212,868

Health Care Equipment & Supplies (17.3%)
Baxter International, Inc.	18,728	1,284,928
Becton, Dickinson & Co.	2,520	213,973
Boston Scientific Corp. *	32,610	387,733
Covidien Ltd.	5,500	270,820
Greatbatch, Inc. *	8,000	163,680
Hologic, Inc. *	10,040	185,439
IDEXX Laboratories, Inc. *	4,700	251,450
Insulet Corp. *	10,680	148,986
Masimo Corp. *	9,750	368,257
Medtronic, Inc.	14,430	762,337
Sirona Dental Systems, Inc. *	5,800	143,956
St. Jude Medical, Inc. *	6,810	317,210
Stryker Corp.	5,540	355,612
Wright Medical Group, Inc. *	4,430	139,501
Xtent, Inc. *	4,690	12,241
Zimmer Holdings, Inc. *	4,420	304,582

		5,310,705

Health Care Providers & Services (14.8%)
Aetna, Inc.	19,250	789,443
Cardinal Health, Inc.	4,163	223,678
CardioNet, Inc. *	2,984	82,239
CIGNA Corp.	11,990	443,870
Community Health Systems, Inc. *	5,200	171,496
Express Scripts, Inc. *	3,800	268,052
Henry Schein, Inc. *	2,900	155,324
Humana, Inc. *	5,740	252,043
IPC The Hospitalist Co., Inc. *	5,810	125,206
McKesson Corp.	5,190	290,588
Medco Health Solutions, Inc. *	4,450	220,631
Quest Diagnostics, Inc.	5,680	301,949
Skilled Healthcare Group, Inc., Class A *	3,310	48,359
UnitedHealth Group, Inc.	30,080	844,646
WellPoint, Inc. *	5,820	305,259

		4,522,783

Health Care Technology (0.4%)
Eclipsys Corp. *	4,940	108,927

Life Sciences Tools & Services (8.3%)
Bruker Corp. *	14,120	195,138
Charles River Laboratories International, Inc. *	3,820	253,877
Covance, Inc. *	3,274	300,553
Illumina, Inc. *	3,040	283,450
PerkinElmer, Inc.	13,360	388,776
Pharmaceutical Product Development, Inc.	3,200	122,048
Thermo Fisher Scientific, Inc. *	13,040	789,181
Waters Corp. *	3,230	219,446

		2,552,469

Pharmaceuticals (36.5%)
Abbott Laboratories	23,330	1,314,412
Allergan, Inc.	6,890	357,798
Bristol-Myers Squibb Co.	46,830	989,049
Cardiome Pharma Corp. *	8,200	97,170
Eli Lilly & Co.	9,350	440,478
Johnson & Johnson	28,464	1,948,930
Merck & Co., Inc.	29,471	969,596
Perrigo Co.	9,400	331,162
Pfizer, Inc.	61,672	1,151,416
Schering-Plough Corp.	44,808	944,553
Sepracor, Inc. *	14,700	256,956
Teva Pharmaceutical Industries Ltd. ADR– IL	16,450	737,618
Valeant Pharmaceuticals International *	8,640	147,917
Viropharma, Inc. *	36,060	443,899
Wyeth	26,050	1,055,546

		11,186,500

Total Investments (Cost $30,977,799)(a) — 101.5%		31,075,595
Liabilities in excess of other assets — (1.5)%		(466,998)

NET ASSETS — 100.0%		$30,608,597

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

IL	Israel

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Hedged Core Equity Fund

	Shares	Value
Common Stocks - Long Positions (127.7%) (a)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.*	500	$49,495
Boeing Co.	900	54,999
United Technologies Corp.	800	51,184

		155,678

Auto Components (1.9%)
Autoliv, Inc.	800	31,232
Johnson Controls, Inc.	1,900	57,304

		88,536

Beverages (3.2%)
Anheuser-Busch Cos., Inc.	800	54,208
Pepsi Bottling Group, Inc.	1,500	41,775
PepsiCo, Inc.	800	53,248

		149,231

Biotechnology (1.9%)
Amgen, Inc.*	1,400	87,682

Capital Markets (6.2%)
Bank of New York Mellon Corp. (The)	1,500	53,250
Franklin Resources, Inc.	600	60,366
Goldman Sachs Group, Inc. (The)	300	55,212
Investment Technology Group, Inc.*	1,100	32,714
Northern Trust Corp.	600	46,902
SEI Investments Co.	1,600	36,848

		285,292

Chemicals (4.4%)
Air Products & Chemicals, Inc.	800	76,168
Dow Chemical Co. (The)	1,700	56,627
Eastman Chemical Co.	600	35,976
Monsanto Co.	300	35,733

		204,504

Commercial Banks (2.2%)
City National Corp.	800	39,304
Comerica, Inc.	1,100	31,592
Wilmington Trust Corp.	1,300	30,641

		101,537

Communications Equipment (3.6%)
Cisco Systems, Inc.*	3,300	72,567
Corning, Inc.	1,900	38,019
QUALCOMM, Inc.	1,000	55,340

		165,926

Computers & Peripherals (10.4%)
Apple, Inc.*	500	79,475
Dell, Inc.*	1,800	44,226
EMC Corp.*	2,000	30,020
Hewlett-Packard Co.	2,100	94,080
International Business Machines Corp.	1,100	140,778
Lexmark International, Inc., Class A*	1,000	35,080
Seagate Technology	1,800	26,946
Western Digital Corp.*	1,000	28,790

		479,395

Construction & Engineering (0.6%)
Foster Wheeler Ltd.*	500	28,385

Consumer Finance (2.1%)
American Express Co.	1,600	59,392
Capital One Financial Corp.	900	37,674

		97,066

Diversified Financial Services (5.0%)
Bank of America Corp.	3,400	111,860
JPMorgan Chase & Co.	2,101	85,354
NYSE Euronext	700	33,068

		230,282

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	1,200	36,972
Verizon Communications, Inc.	1,900	64,676
Windstream Corp.	2,200	26,224

		127,872

Electric Utilities (1.6%)
DPL, Inc.	1,100	27,918
Great Plains Energy, Inc.	1,800	45,468

		73,386

Energy Equipment & Services (4.8%)
BJ Services Co.	2,200	64,680
Helix Energy Solutions Group, Inc.*	1,300	41,509
Schlumberger Ltd.	500	50,800
SEACOR Holdings, Inc.*	800	66,936

		223,925

Food & Staples Retailing (5.7%)
CVS Caremark Corp.	1,200	43,800
Kroger Co. (The)	1,900	53,732
Safeway, Inc.	1,800	48,096
Wal-Mart Stores, Inc.	2,000	117,240

		262,868

Food Products (0.7%)
Archer-Daniels-Midland Co.	1,200	34,356

Health Care Equipment & Supplies (3.1%)
Beckman Coulter, Inc.	700	50,638
Becton, Dickinson & Co.	600	50,946
Kinetic Concepts, Inc.*	1,200	41,940

		143,524

Health Care Providers & Services (1.8%)
DaVita, Inc.*	700	39,095
Lincare Holdings, Inc.*	1,400	45,108

		84,203

Hotels, Restraurants & Leisure (3.3%)
Brinker International, Inc.	2,000	36,780
Carnival Corp.	1,200	44,328
MGM Grand, Inc.*	1,100	31,922
Yum! Brands, Inc.	1,100	39,402

		152,432

Household Products (1.4%)
Procter & Gamble Co.	1,000	65,480

Industrial Conglomerates (3.4%)
3M Co.	1,100	77,429
General Electric Co.	2,800	79,212

		156,641

Insurance (1.6%)
MetLife, Inc.	1,500	76,155

Internet & Catalog Retail (0.7%)
Amazon.com, Inc.*	400	30,536

Internet Software & Services (1.0%)
Google, Inc., Class A*	100	47,375

Leisure Equipment & Products (1.4%)
Hasbro, Inc.	800	30,976

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Hedged Core Equity Fund

	Shares	Value
Common Stocks - Long Positions (a) (continued)
Leisure Equipment & Products (continued)
Mattel, Inc.	1,600	$32,080

		63,056

Machinery (4.9%)
Caterpillar, Inc.	900	62,568
Deere & Co.	600	42,096
Eaton Corp.	500	35,520
Harsco Corp.	1,000	54,100
PACCAR, Inc.	800	33,648

		227,932

Media (3.3%)
News Corp., Class A	3,300	46,629
Time Warner, Inc.	3,900	55,848
Walt Disney Co. (The)	1,600	48,560

		151,037

Metals & Mining (1.2%)
Alcoa, Inc.	1,600	54,000

Multi-Utilities (2.9%)
Dominion Resources, Inc.	1,400	61,852
Sempra Energy	700	39,312
TECO Energy, Inc.	1,800	33,390

		134,554

Multiline Retail (0.8%)
Target Corp.	800	36,184

Oil, Gas & Consumable Fuels (13.7%)
Anadarko Petroleum Corp.	1,100	63,701
Chevron Corp.	1,600	135,296
Cimarex Energy Co.	600	31,266
ConocoPhillips	1,100	89,782
Exxon Mobil Corp.	2,700	217,161
Hess Corp.	400	40,560
Occidental Petroleum Corp.	700	55,181

		632,947

Pharmaceuticals (8.5%)
Abbott Laboratories	900	50,706
Bristol-Myers Squibb Co.	1,200	25,344
Eli Lilly & Co.	1,100	51,821
Johnson & Johnson	1,800	123,246
Merck & Co., Inc.	1,300	42,770
Pfizer, Inc.	2,700	50,409
Wyeth	1,200	48,624

		392,920

Real Estate Investment Trust (REIT) (1.3%)
Rayonier, Inc.	1,300	60,736

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A*	1,500	21,075

Road & Rail (3.2%)
Norfolk Southern Corp.	800	57,536
Ryder System, Inc.	600	39,576
Union Pacific Corp.	600	49,464

		146,576

Semiconductors & Semiconductor Equipment (3.8%)

	Shares or Principal Amount	Value
Intel Corp.	3,900	$86,541
Lam Research Corp.*	900	29,601
NVIDIA Corp.*	1,600	18,304
Texas Instruments, Inc.	1,700	41,446

		175,892

Software (3.2%)
Microsoft Corp.	5,700	146,604

Tobacco (1.3%)
Altria Group, Inc.	3,000	61,050

Wireless Telecommunication Services (1.0%)
U.S. Cellular Corp.*	800	47,720

Total Common Stocks		5,904,550

Repurchase Agreement (1.4%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $67,635, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $68,984	$67,631	67,631

Total Investments (Cost $6,360,223)(b) — 129.1%		5,972,181
Liabilities in excess of other assets — (29.1)%		(1,347,736)

NET ASSETS — 100.0%		$4,624,445

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Securities Sold Short

July 31, 2008 (Unaudited)

Aberdeen Hedged Core Equity Fund

	Shares	Value
Common Stocks - Short Positions (29.7%)
Air Freight & Logistics (1.4%)
United Parcel Service, Inc., Class B	1,000	$63,080

Biotechnology (0.8%)
Gilead Sciences, Inc.*	700	37,786

Capital Markets (1.8%)
American Capital Ltd.	2,200	44,704
Jefferies Group, Inc.	2,000	37,980

		82,684

Chemicals (0.7%)
Ecolab, Inc.	700	31,290

Consumer Finance (0.6%)
Visa, Inc., Class A*	400	29,224

Diversified Telecommunication Services (1.1%)
CenturyTel, Inc.	1,300	48,347

Electric Utilities (1.4%)
Exelon Corp.	400	31,448
FPL Group, Inc.	500	32,265

		63,713

Electrical Equipment (1.9%)
Ametek, Inc.	900	43,074
Roper Industries, Inc.	700	42,826

		85,900

Energy Equipment & Services (1.6%)
Cameron International Corp.*	600	28,656
National Oilwell Varco, Inc.*	300	23,589
Smith International, Inc.	300	22,314

		74,559

Food Products (1.9%)
General Mills, Inc.	600	38,634
Kraft Foods, Inc., Class A	1,600	50,912

		89,546

Health Care Equipment & Supplies (1.1%)
Stryker Corp.	800	51,352

Health Care Providers & Services (1.6%)
Aetna, Inc.	800	32,808
CIGNA Corp.	1,100	40,722

		73,530

Household Products (0.8%)
Colgate-Palmolive Co.	500	37,135

Information Technology Services (3.9%)
Affiliated Computer Services, Inc., Class A*	500	24,100
Automatic Data Processing, Inc.	1,300	55,523
Fiserv, Inc.*	700	33,474
Paychex, Inc.	1,000	32,920
Western Union Co. (The)	1,300	35,932

		181,949

Media (2.6%)
E.W. Scripps Co.	200	1,384
Hearst -Argyle Television, Inc.	1,800	38,088
Liberty Media Corp. - Entertainment, Series A*	1,700	41,854
Scripps Networks Interactive, Class A*	1,000	40,540

		121,866

Oil, Gas & Consumable Fuels (2.0%)
CONSOL Energy, Inc.	300	22,317
Devon Energy Corp.	500	47,445
XTO Energy, Inc.	500	23,615

		93,377

Paper & Forest Products (0.8%)
Weyerhaeuser Co.	700	37,422

Real Estate Investment Trusts (REITs) (2.2%)
Equity Residential	1,500	64,755
General Growth Properties, Inc.	1,300	35,633

		100,388

Software (0.8%)
C.A., Inc.	1,600	38,176

Tobacco (0.7%)
Philip Morris International, Inc.	600	30,990

Total Securities Sold Short (Proceeds $1,402,911) — 29.7%		1,372,314

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Long Positions (87.8%) (a)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*	400	$39,596
Esterline Technologies Corp.*	1,400	68,292
Honeywell International, Inc.	700	35,588
L-3 Communications Holdings, Inc.	400	39,476
Moog, Inc., Class A*	1,700	75,565
Northrop Grumman Corp.	900	60,651

		319,168

Air Freight & Logistics (0.5%)
FedEx Corp.	800	63,072

Auto Components (1.7%)
Autoliv, Inc.	3,100	121,024
Johnson Controls, Inc.	2,900	87,464
Lear Corp.*	1,500	21,615

		230,103

Beverages (0.7%)
Molson Coors Brewing Co., Class B	500	26,985
Pepsi Bottling Group, Inc.	2,400	66,840

		93,825

Building Products (0.3%)
Lennox International, Inc.	1,100	39,270

Capital Markets (1.5%)
Bank of New York Mellon Corp. (The)	1,400	49,700
Franklin Resources, Inc.	400	40,244
Investment Technology Group, Inc.*	900	26,766
Northern Trust Corp.	600	46,902
SEI Investments Co.	1,400	32,242

		195,854

Chemicals (4.6%)
A. Schulman, Inc.	2,800	65,044
Air Products & Chemicals, Inc.	700	66,647
Cabot Corp.	1,200	32,196
Dow Chemical Co. (The)	1,200	39,972
E.I. Du Pont de Nemours & Co.	1,100	48,191
Eastman Chemical Co.	2,000	119,920
Lubrizol Corp.	700	34,860
Olin Corp.	1,800	53,532
Praxair, Inc.	1,000	93,730
Sensient Technologies Corp.	2,300	71,576

		625,668

Commercial Banks (4.8%)
Bancorpsouth, Inc.	1,400	29,820
Bank of Hawaii Corp.	700	35,273
Capitol Federal Financial	2,300	93,012
City National Corp.	800	39,304
Community Bank System, Inc.	3,100	73,160
First Citizens BancShares, Inc.	200	28,300
First Financial Corp.	1,500	56,040
Independent Bank Corp.	2,400	62,784
Simmons First National Corp., Class A	2,000	59,500
Southside Bancshares, Inc.	3,200	63,456
Wachovia Corp.	1,700	29,359
Whitney Holding Corp.	1,700	34,952
Wilmington Trust Corp.	1,500	35,355

		640,315

Commercial Services & Supplies (2.9%)
Avery Dennison Corp.	700	30,807
Ennis, Inc.	2,400	37,080
Herman Miller, Inc.	1,900	49,666
RR Donnelley & Sons Co.	1,900	50,730
Waste Management, Inc.	4,300	152,822
Watson Wyatt Worldwide, Inc., Class A	1,200	69,528

		390,633

Communications Equipment (0.3%)
Harris Corp.	800	38,520

Computers & Peripherals (3.1%)
Hewlett-Packard Co.	3,500	156,800
International Business Machines Corp.	1,000	127,980
Lexmark International, Inc., Class A*	1,200	42,096
Seagate Technology	3,700	55,389
Western Digital Corp.*	1,000	28,790

		411,055

Construction & Engineering (0.9%)
EMCOR Group, Inc.*	1,900	57,228
Fluor Corp.	800	65,080

		122,308

Consumer Finance (0.3%)
American Express Co.	1,100	40,832

Containers & Packaging (1.9%)
AptarGroup, Inc.	1,100	42,570
Bemis Co., Inc.	400	11,264
Greif, Inc., Class A	600	36,504
Rock-Tenn Co., Class A	1,900	67,545
Silgan Holdings, Inc.	1,300	68,666
Sonoco Products Co.	1,000	32,620

		259,169

Diversified Financial Services (1.2%)
Bank of America Corp.	3,974	130,745
NYSE Euronext	700	33,068

		163,813

Diversified Telecommunication Services (2.5%)
Embarq Corp.	2,900	132,733
Verizon Communications, Inc.	4,900	166,796
Windstream Corp.	2,900	34,568

		334,097

Electric Utilities (1.0%)
Great Plains Energy, Inc.	3,000	75,780
Northeast Utilities	2,500	62,900

		138,680

Electronic Equipment & Instruments (2.1%)
Amphenol Corp.	600	28,602
Anixter International, Inc.*	900	61,227
CTS Corp.	5,500	70,730
Molex, Inc.	2,500	61,325
SYNNEX Corp.*	2,600	60,736

		282,620

Energy Equipment & Services (3.8%)
BJ Services Co.	1,400	41,160
Bristow Group, Inc.*	800	35,992
Diamond Offshore Drilling, Inc.	300	35,790
Helix Energy Solutions Group, Inc.*	900	28,737
Helmerich & Payne, Inc.	900	53,217

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Long Positions (a) (continued)
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc.	2,000	$56,840
Pride International, Inc.*	600	23,256
Schlumberger Ltd.	600	60,960
SEACOR Holdings, Inc.*	700	58,569
Tidewater, Inc.	500	29,970
Unit Corp.*	400	27,020
W-H Energy Services, Inc.*	700	64,071

		515,582

Food & Staples Retailing (6.2%)
Andersons, Inc. (The)	1,300	59,085
Casey’s General Stores, Inc.	2,800	68,880
Costco Wholesale Corp.	1,200	75,216
CVS Caremark Corp.	900	32,850
Kroger Co. (The)	2,000	56,560
Longs Drug Stores Corp.	1,200	56,100
Nash Finch Co.	1,500	59,205
Ruddick Corp.	1,900	58,824
Safeway, Inc.	2,900	77,488
SYSCO Corp.	3,900	110,604
Wal-Mart Stores, Inc.	1,700	99,654
Whole Foods Market, Inc.	3,400	75,378

		829,844

Food Products (1.0%)
Flowers Foods, Inc.	2,300	69,161
Fresh Del Monte Produce, Inc.*	500	10,540
Sara Lee Corp.	4,200	57,372

		137,073

Gas Utilities (1.2%)
Laclede Group, Inc. (The)	1,600	67,856
New Jersey Resources Corp.	1,800	61,362
WGL Holdings, Inc.	1,000	34,530

		163,748

Health Care Equipment & Supplies (2.2%)
Baxter International, Inc.	600	41,166
Beckman Coulter, Inc.	900	65,106
Becton, Dickinson & Co.	500	42,455
CONMED Corp.*	2,500	75,975
Hill-Rom Holdings, Inc.	1,200	33,708
Kinetic Concepts, Inc.*	900	31,455

		289,865

Health Care Providers & Services (2.4%)
Community Health Systems, Inc.*	1,000	32,980
Lincare Holdings, Inc.*	1,100	35,442
McKesson Corp.	600	33,594
Owens & Minor, Inc.	1,400	64,288
Quest Diagnostics, Inc.	700	37,212
Tenet Healthcare Corp.*	5,100	29,529
Universal Health Services, Inc.	1,500	90,930

		323,975

Health Care Technology (0.2%)
Cerner Corp.*	600	26,796

Hotels, Restraurants & Leisure (3.0%)
Bob Evans Farms, Inc.	2,300	65,872
Brinker International, Inc.	1,800	33,102
Carnival Corp.	2,000	73,880
McDonald’s Corp.	100	5,979
Papa John’s International, Inc.*	2,400	67,896
Yum! Brands, Inc.	4,400	157,608

		404,337

Industrial Conglomerates (0.3%)
3M Co.	600	42,234

Information Technology Services (0.9%)
DST Systems, Inc.*	700	42,301
SAIC, Inc.*	1,800	34,002
Total System Services, Inc.	2,000	39,160

		115,463

Insurance (3.2%)
Fidelity National Financial, Inc.	3,700	49,432
First American Corp.	1,100	27,720
Loews Corp.	1,200	53,472
Marsh & McLennan Cos., Inc.	1,100	31,075
Mercury General Corp.	1,200	60,612
MetLife, Inc.	2,300	116,771
Platinum Underwriters Holdings Ltd.	1,400	50,540
Progressive Corp. (The)	1,800	36,450

		426,072

Leisure Equipment & Products (0.7%)
Mattel, Inc.	1,500	30,075
Polaris Industries, Inc.	1,400	59,920

		89,995

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc., Class A*	800	71,280
Charles River Laboratories International, Inc.*	500	33,230
Covance, Inc.*	400	36,720
PerkinElmer, Inc.	1,000	29,100

		170,330

Machinery (3.1%)
Actuant Corp., Class A	1,600	48,736
Caterpillar, Inc.	500	34,760
Graco, Inc.	800	28,984
Harsco Corp.	2,400	129,840
PACCAR, Inc.	1,400	58,884
Timken Co.	1,200	39,624
Wabtec Corp.	1,400	77,700

		418,528

Marine (0.8%)
Alexander & Baldwin, Inc.	1,700	73,763
Kirby Corp.*	600	28,632

		102,395

Media (3.3%)
DIRECTV Group, Inc. (The)*	4,000	108,080
DISH Network Corp., Class A*	1,200	35,304
New York Times Co. (The), Class A	4,700	59,173
Regal Entertainment Group, Class A	4,200	69,930
Time Warner, Inc.	1,900	27,208
Virgin Media, Inc.	2,300	25,806
Washington Post Co. (The), Class B	200	123,650

		449,151

Multi-Utilities (0.8%)
Alliant Energy Corp.	1,400	45,122
Consolidated Edison, Inc.	800	31,760
Integrys Energy Group, Inc.	600	30,636

		107,518

Oil, Gas & Consumable Fuels (5.5%)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Long Positions (a) (continued)
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.	800	$46,328
Chesapeake Energy Corp.	700	35,105
Chevron Corp.	1,300	109,928
Cimarex Energy Co.	1,200	62,532
ConocoPhillips	1,300	106,106
Crosstex Energy, Inc.	2,000	64,280
Exxon Mobil Corp.	500	40,215
Hess Corp.	300	30,420
Murphy Oil Corp.	1,400	111,622
Occidental Petroleum Corp.	800	63,064
Stone Energy Corp.*	600	30,612
Williams Cos., Inc.	1,100	35,255

		735,467

Paper & Forest Products (0.5%)
P.H. Glatfelter Co.	4,900	71,638

Personal Products (0.5%)
Avon Products, Inc.	900	38,160
Herbalife Ltd.	700	30,233

		68,393

Pharmaceuticals (0.6%)
Abbott Laboratories	800	45,072
Eli Lilly & Co.	900	42,399

		87,471

Real Estate Investment Trusts (REITs) (4.2%)
Cedar Shopping Centers, Inc.	3,000	38,280
Colonial Properties Trust	1,500	29,940
Digital Realty Trust, Inc.	1,000	42,910
Equity Residential	1,200	51,804
Hospitality Properties Trust	1,300	27,690
HRPT Properties Trust	5,100	35,751
Potlatch Corp.	1,500	69,855
PS Business Parks, Inc.	500	26,300
Rayonier, Inc.	4,300	200,896
Sunstone Hotel Investors, Inc.	3,400	43,996

		567,422

Real Estate Management & Development (0.3%)
Forest City Enterprises, Inc., Class A	1,400	36,498

Road & Rail (0.4%)
Ryder System, Inc.	900	59,364

Semiconductors & Semiconductor Equipment (2.1%)
Analog Devices, Inc.	1,200	36,612
Intel Corp.	7,900	175,301
Lam Research Corp.*	900	29,601
Texas Instruments, Inc.	1,500	36,570

		278,084

Software (1.6%)
Amdocs Ltd.*	1,100	33,451
Microsoft Corp.	4,800	123,456
Progress Software Corp.*	2,100	61,803

		218,710

Specialty Retail (0.6%)

	Shares or Principal Amount	Value
Ross Stores, Inc.	1,000	$37,960
TJX Cos., Inc.	1,200	40,452

		78,412

Textiles, Apparel & Luxury Goods (0.5%)
Wolverine World Wide, Inc.	2,500	66,825

Thrifts & Mortgage Finance (1.8%)
Astoria Financial Corp.	1,900	42,503
Bank Mutual Corp.	6,000	70,200
Hudson City Bancorp, Inc.	4,800	87,648
New York Community Bancorp, Inc.	2,500	41,550

		241,901

Tobacco (0.9%)
Altria Group, Inc.	5,800	118,030

Trading Companies & Distributors (0.7%)
W.W. Grainger, Inc.	1,100	98,461

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	800	33,920
U.S. Cellular Corp.*	600	35,790

		69,710

Total Common Stocks		11,798,294

Repurchase Agreement (11.2%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $1,496,657, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $1,526,504	$1,496,572	1,496,572

Total Investments (Cost $13,631,228)(b) — 99.0%		13,294,866
Other assets in excess of liabilities — 1.0%		137,366

NET ASSETS — 100.0%		$13,432,232

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Securities Sold Short

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Short Positions (83.5%)
Aerospace & Defense (1.7%)
General Dynamics Corp.	700	$62,398
Raytheon Co.	2,900	165,097

		227,495

Air Freight & Logistics (0.7%)
Expeditors International of Washington, Inc.	1,500	53,265
United Parcel Service, Inc., Class B	600	37,848

		91,113

Beverages (2.8%)
Brown-Forman Corp., Class B	2,400	172,704
Constellation Brands, Inc., A Shares*	3,400	73,168
Dr. Pepper Snapple Group, Inc.*	6,400	132,288

		378,160

Biotechnology (0.2%)
United Therapeutics Corp.*	200	22,678

Capital Markets (1.8%)
Affiliated Managers Group, Inc.*	400	34,560
Allied Capital Corp.	4,700	64,625
American Capital Ltd.	3,900	79,248
Morgan Stanley	500	19,740
State Street Corp.	600	42,984

		241,157

Chemicals (2.5%)
Albemarle Corp.	900	35,037
Cytec Industries, Inc.	600	32,436
Ecolab, Inc.	700	31,290
FMC Corp.	700	52,059
International Flavors & Fragrances, Inc.	2,200	88,484
Sigma-Aldrich Corp.	1,600	97,184

		336,490

Commercial Banks (5.0%)
Community Trust Bancorp, Inc.	2,300	70,886
First Midwest Bancorp, Inc.	2,600	53,378
IBERIABANK Corp.	1,200	61,776
MB Financial, Inc.	2,700	66,771
PNC Financial Services Group, Inc.	1,699	121,122
PrivateBancorp, Inc.	1,500	44,325
Prosperity Bancshares, Inc.	2,300	73,830
Susquehanna Bancshares, Inc.	3,000	42,960
U.S. Bancorp	2,200	67,342
Wells Fargo & Co.	2,400	72,648

		675,038

Commercial Services & Supplies (4.0%)
Advisory Board Co. (The)*	900	34,515
ChoicePoint, Inc.*	3,600	172,260
Dun & Bradstreet Corp.	1,500	144,960
Equifax, Inc.	1,400	49,126
Republic Services, Inc.	1,200	39,000
Stericycle, Inc.*	1,600	95,600

		535,461

Communications Equipment (0.3%)
Cisco Systems, Inc.*	1,700	37,383

Computers & Peripherals (0.3%)
Diebold, Inc.	1,200	44,376

Consumer Finance (0.2%)
Visa, Inc., Class A*	400	29,224

Distributors (0.7%)
Genuine Parts Co.	2,200	88,242

Diversified Financial Services (0.8%)
Leucadia National Corp.	700	31,339
Nymex Holdings, Inc.	400	32,792
TFS Financial Corp.	3,800	43,282

		107,413

Diversified Telecommunication Services (0.4%)
Frontier Communications Corp.	4,400	50,864

Electric Utility (0.4%)
ITC Holdings Corp.	1,000	52,120

Electrical Equipment (0.9%)
Ametek, Inc.	1,400	67,004
Franklin Electric Co., Inc.	1,400	58,114

		125,118

Electronic Equipment & Instruments (0.4%)
Excel Technology, Inc.*	1,700	53,618

Energy Equipment & Services (4.9%)
Atwood Oceanics, Inc.*	800	36,728
Cameron International Corp.*	1,900	90,744
CARBO Ceramics, Inc.	1,100	60,192
Dresser-Rand Group, Inc.*	1,900	72,390
Dril-Quip, Inc.*	900	48,726
ENSCO International, Inc.	1,400	96,796
Hercules Offshore, Inc.*	600	14,982
IHS, Inc., Class A*	2,000	124,460
National Oilwell Varco, Inc.*	900	70,767
Smith International, Inc.	600	44,628

		660,413

Food Products (2.4%)
Del Monte Foods Co.	3,600	30,564
General Mills, Inc.	1,000	64,390
H.J. Heinz Co.	1,100	55,418
Hershey Co. (The)	1,100	40,447
Kellogg Co.	1,200	63,672
Tootsie Roll Industries, Inc.	2,600	67,990

		322,481

Gas Utility (0.4%)
AGL Resources, Inc.	1,700	58,752

Health Care Equipment & Supplies (1.9%)
Medtronic, Inc.	800	42,264
Stryker Corp.	500	32,095
SurModics, Inc.*	1,000	42,090
Symmetry Medical, Inc.*	2,000	33,420
Thoratec Corp.*	1,900	35,644
Zimmer Holdings, Inc.*	1,000	68,910

		254,423

Health Care Providers & Services (1.8%)
Health Net, Inc.*	1,600	44,736
HLTH Corp.*	6,200	67,828
Pediatrix Medical Group, Inc.*	1,390	67,623
WellPoint, Inc.*	1,300	68,185

		248,372

Health Care Technology (0.6%)
IMS Health, Inc.	1,600	33,440
Vital Images, Inc.*	3,100	47,120

		80,560

Hotels, Restraurants & Leisure (0.8%)
Orient-Express Hotel Ltd., A Shares	700	23,303
Sonic Corp.*	2,300	34,707

See accompanying notes to statements of investments

Statement of Securities Sold Short

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Short Positions (continued)
Hotels, Restraurants & Leisure (continued)
Speedway Motorsports, Inc.	2,600	$50,206

		108,216

Household Durables (1.7%)
Fortune Brands, Inc.	1,400	80,234
Leggett & Platt, Inc.	3,200	62,400
Mohawk Industries, Inc.*	500	29,485
NVR, Inc.*	100	55,232

		227,351

Household Products (1.0%)
Church & Dwight Co., Inc.	1,100	60,357
Energizer Holdings, Inc.*	1,100	78,474

		138,831

Independent Power Producers & Energy Traders (1.0%)
Mirant Corp.*	3,100	94,891
NRG Energy, Inc.*	1,000	36,290

		131,181

Industrial Conglomerates (1.8%)
General Electric Co.	3,600	101,844
Teleflex, Inc.	2,300	141,036

		242,880

Information Technology Services (3.2%)
Automatic Data Processing, Inc.	4,000	170,840
Fiserv, Inc.*	2,100	100,422
Hewitt Associates, Inc., Class A*	200	7,370
Paychex, Inc.	3,400	111,928
Western Union Co. (The)	1,300	35,932

		426,492

Insurance (4.1%)
Aflac, Inc.	800	44,488
Alleghany Corp.*	100	31,527
Assured Guaranty Ltd.	1,000	11,460
Genworth Financial, Inc., Class A	3,700	59,089
Greenlight Capital Re Ltd., Class A*	900	18,540
HCC Insurance Holdings, Inc.	1,600	36,240
Hilltop Holdings, Inc.*	6,300	64,953
Markel Corp.*	300	108,900
Nationwide Financial Services, Inc.	800	37,080
Old Republic International Corp.	2,800	29,400
PartnerRe Ltd.	600	42,192
Transatlantic Holdings, Inc.	600	34,764
Travelers Cos., Inc.	700	30,884

		549,517

Internet & Catalog Retail (0.2%)
Liberty Media Corp. - Interactive, Series A*	2,100	29,463

Machinery (2.1%)
Crane Co.	2,400	85,200
Danaher Corp.	800	63,720
Eaton Corp.	100	7,104
IDEX Corp.	900	34,047
Kaydon Corp.	1,200	56,904
Middleby Corp.*	700	32,760

		279,735

Marine (0.2%)
Eagle Bulk Shipping, Inc.	1,000	29,040

Media (5.7%)
Comcast Corp., Class A	1,700	35,054
CTC Media, Inc.*	4,400	101,684
Discovery Holding Co., Class A*	4,500	89,460
DreamWorks Animation SKG, Inc., Class A*	3,800	112,860
E.W. Scripps Co.	1,400	9,688
Hearst -Argyle Television, Inc.	2,600	55,016
Lamar Advertising Co., Class A*	1,900	72,162
Liberty Media Corp. - Capital, Series A*	6,400	99,456
Liberty Media Corp. - Entertainment, Series A*	1,500	36,930
Morningstar, Inc.*	400	25,184
Omnicom Group, Inc.	900	38,421
Value Line, Inc.	1,500	55,470
Viacom, Inc., Class B*	1,000	27,930

		759,315

Metals & Mining (0.6%)
Newmont Mining Corp.	800	38,368
Royal Gold, Inc.	1,100	39,248

		77,616

Multi-Utilities (0.0%)
CMS Energy Corp.	200	2,700

Oil, Gas & Consumable Fuels (3.0%)
Arlington Tankers Ltd.	1,400	28,546
CNX Gas Corp.*	2,200	68,706
Delta Petroleum Corp.*	1,600	30,512
Denbury Resources, Inc.*	900	25,326
Forest Oil Corp.*	1,300	74,139
General Maritime Corp.	1,400	37,716
Harvest Natural Resources, Inc.*	4,800	47,280
Range Resources Corp.	500	24,280
XTO Energy, Inc.	1,275	60,218

		396,723

Paper & Forest Products (1.6%)
International Paper Co.	2,300	63,756
Weyerhaeuser Co.	2,800	149,688

		213,444

Personal Products (0.2%)
Estee Lauder Cos., Inc. (The), Class A	700	30,870

Pharmaceuticals (0.7%)
Forest Laboratories, Inc.*	2,500	88,775

Real Estate Investment Trusts (REITs) (7.0%)
Apartment Investment & Management Co.	1,600	54,672
Camden Property Trust	1,400	68,852
Cousins Properties, Inc.	2,900	63,713
Douglas Emmett Inc.	2,600	61,178
Essex Property Trust, Inc.	1,000	121,350
Federal Realty Investment Trust	600	43,566
Healthcare Realty Trust, Inc.	2,600	75,426
Mack-Cali Realty Corp.	1,400	53,732
Nationwide Health Properties, Inc.	1,200	44,532
Public Storage	100	8,189
Saul Centers, Inc.	1,300	63,011
Simon Property Group, Inc.	1,200	111,156
SL Green Realty Corp.	300	25,002
Taubman Centers, Inc.	900	43,200
UDR, Inc.	2,100	53,634
Weingarten Realty Investors	1,400	42,686

		933,899

Real Estate Management & Development (0.2%)
St. Joe Co.	800	28,024

See accompanying notes to statements of investments

Statement of Securities Sold Short

July 31, 2008 (Unaudited)

Aberdeen Market Neutral Fund

	Shares	Value
Common Stocks - Short Positions (continued)
Road & Rail (1.9%)
Heartland Express, Inc.	3,600	$61,344
Knight Transportation, Inc.	3,600	68,112
Landstar System, Inc.	2,500	126,450

		255,906

Semiconductors & Semiconductor Equipment (1.3%)
Applied Materials, Inc.	1,800	31,176
Integrated Device Technology, Inc.*	2,300	23,046
International Rectifier Corp.*	1,800	30,384
Novellus Systems, Inc.*	3,400	69,258
Varian Semiconductor Equipment Associates, Inc.*	900	26,298

		180,162

Software (2.2%)
Adobe Systems, Inc.*	2,000	82,700
BMC Software, Inc.*	2,100	69,069
Compuware Corp*	3,300	36,300
Oracle Corp.*	4,700	101,191

		289,260

Specialty Retail (0.4%)
AutoZone, Inc.*	200	26,058
Bed Bath & Beyond, Inc.*	1,100	30,613

		56,671

Textiles, Apparel & Luxury Goods (0.6%)
Cherokee, Inc.	2,300	47,863
K-Swiss, Inc., Class A	1,800	27,828

		75,691

Thrifts & Mortgage Finance (1.0%)
People’s United Financial, Inc.	8,200	139,236

Tobacco (2.5%)
Lorillard, Inc.*	1,500	100,665
Philip Morris International, Inc.	3,600	185,940
Reynolds American, Inc.	1,000	55,830

		342,435

Trading Companies & Distributors (0.2%)
MSC Industrial Direct Co.	500	23,850

Water Utilities (1.8%)
American Water Works Co., Inc.*	5,800	111,650
California Water Service Group	1,600	58,784
Consolidated Water Co. Ltd.	1,100	23,078
SJW Corp.	2,000	51,820

		245,332

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	2,900	121,510
Crown Castle International Corp.*	1,000	38,200
SBA Communications Corp., Class A*	900	34,101

		193,811

Total Securities Sold Short (Proceeds $11,564,810) — 83.5%		11,217,377

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Natural Resources Fund

	Shares	Value
Common Stocks (88.3%)
Australia (2.0%)
Metals & Mining (2.0%)
BHP Billiton Ltd. ADR	39,000	$2,911,740

Bahamas (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
Teekay Tankers Ltd., Class A	19,125	433,372

Bermuda (0.3%)
Energy Equipment & Services (0.3%)
Nabors Industries Ltd.*	10,000	364,600

Brazil (1.1%)
Food Products (0.6%)
Cosan Ltd., Class A*	66,500	871,815

Metals & Mining (0.5%)
Copanhia Vale do Rio Doce ADR	23,700	711,711

		1,583,526

Canada (9.8%)
Metals & Mining (1.6%)
Agnico-Eagle Mines Ltd.	7,000	382,550
Barrick Gold Corp.	22,000	931,700
NovaGold Resources, Inc.*	42,100	364,586
Yamana Gold, Inc.	56,000	692,720

		2,371,556

Oil, Gas & Consumable Fuels (8.2%)
Cameco Corp.	40,000	1,437,200
Canadian Natural Resources Ltd.	18,000	1,404,900
Gastar Explortion Ltd.*	131,600	273,728
Kodiak Oil & Gas Corp.*	161,345	538,892
NGAS Resources, Inc.*	27,300	175,539
Suncor Energy, Inc.	124,000	6,758,000
Talisman Energy, Inc.	64,773	1,154,903

		11,743,162

		14,114,718

Greece (0.1%)
Marine (0.1%)
DryShips, Inc.	1,385	106,825
Safe Bulkers, Inc.*	3,293	62,402

		169,227

Netherlands (3.3%)
Energy Equipment & Services (3.3%)
Schlumberger Ltd.	46,900	4,765,040

Spain (0.6%)(a)
Independent Power Producers & Energy Traders (0.6%)
Iberdrola Renovables*	125,000	824,633

United Kingdom (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
BP PLC ADR	272	16,712

United States (70.8%)
Airlines (0.1%)
AirTran Holdings, Inc.*	31,700	92,564

Biotechnology (0.2%)
Metabolix, Inc.*	20,214	252,877

Chemicals (3.1%)
Flotek Industries, Inc.*	11,905	218,814
Innophos Holdings, Inc.	31,000	910,470
Monsanto Co.	28,000	3,335,080

		4,464,364

Containers & Packaging (1.1%)
Pactiv Corp.*	65,300	1,574,383

Electrical Equipment (0.0%)
Composite Technology Corp.*	5,000	6,450

Energy Equipment & Services (15.3%)
Cameron International Corp.*	8,360	399,274
Diamond Offshore Drilling, Inc.	33,100	3,948,830
Dril-Quip, Inc.*	11,000	595,540
FMC Technologies, Inc.*	2,000	123,560
Halliburton Co.	98,251	4,403,610
Hercules Offshore, Inc.*	10,573	264,008
Hornbeck Offshore Services, Inc.*	29,865	1,331,382
National Oilwell Varco, Inc.*	15,915	1,251,396
Noble Corp.	7,970	413,404
Oil States International, Inc.*	2,000	109,760
Particle Drilling Technologies, Inc.*	15,000	33,450
Pioneer Drilling Co.*	11,765	186,946
Pride International, Inc.*	30,928	1,198,769
Superior Well Services, Inc.*	28	889
T-3 Energy Services, Inc.*	6,153	421,911
TETRA Technologies, Inc.*	11,320	214,288
Tidewater, Inc.	9,360	561,038
Transocean, Inc.*	39,392	5,358,494
W-H Energy Services, Inc.*	4,697	429,916
Weatherford International Ltd.*	18,200	686,686

		21,933,151

Food Products (0.8%)
Archer-Daniels-Midland Co.	38,500	1,102,255

Independent Power Producers & Energy Traders (0.8%)
Dynegy, Inc., Class A*	79,457	534,746
NRG Energy, Inc.*	17,214	624,696

		1,159,442

Machinery (2.6%)
Bucyrus International, Inc., Class A	16,300	1,141,163
Deere & Co.	26,100	1,831,176
Harsco Corp.	14,450	781,745

		3,754,084

Marine (1.7%)
TBS International Ltd., Class A*	66,757	2,439,301

Metals & Mining (5.7%)
AM Castle & Co.	13,160	266,358
Century Aluminum Co.*	51,874	3,082,353
Cleveland-Cliffs, Inc.	7,000	758,870
Freeport-McMoRan Copper & Gold, Inc., Class B	33,976	3,287,178
Stillwater Mining Co.*	91,000	864,500

		8,259,259

Multi-Utilities (0.5%)
MDU Resources Group, Inc.	23,000	733,930

Oil, Gas & Consumable Fuels (38.6%)
Anadarko Petroleum Corp.	20,200	1,169,782
Apache Corp.	3,900	437,463
Arch Coal, Inc.	19,500	1,098,045
Aurora Oil & Gas Corp.*	262,630	101,112
Cabot Oil & Gas Corp.	33,571	1,477,460
Carrizo Oil & Gas, Inc.*	1,734	87,289
Chevron Corp.	25,837	2,184,777
ConocoPhillips	37,066	3,025,327

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Natural Resources Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
United States (continued)
Oil, Gas & Consumable Fuels (continued)
CONSOL Energy, Inc.	14,520	$1,080,143
Denbury Resources, Inc.*	78,640	2,212,929
Devon Energy Corp.	30,563	2,900,123
Energy Transfer EquityLP	13,150	390,818
EOG Resources, Inc.	100	10,053
Evergreen Energy, Inc.*	137,919	219,291
Exxon Mobil Corp.	60,700	4,882,101
Forest Oil Corp.*	12,800	729,984
GeoMet, Inc.*	90,206	598,066
Goodrich Petroleum Corp.*	9,426	432,182
K-Sea Transportation Partners LP	8,000	240,000
Marathon Oil Corp.	25,000	1,236,750
Newfield Exploration Co.*	8,000	391,840
Noble Energy, Inc.	10,635	785,607
Occidental Petroleum Corp.	109,500	8,631,885
Parallel Petroleum Corp.*	44,926	735,888
Peabody Energy Corp.	5,000	338,250
Penn Virginia Corp.	8,620	523,665
PetroHawk Energy Corp.*	121,763	4,057,143
Petroquest Energy, Inc.*	38,100	795,147
Pioneer Natural Resources Co.	10,748	638,969
Plains Exploration & Production Co.*	10,369	580,353
Quest Resource Corp.*	18,667	171,363
Quicksilver Resources, Inc.*	12,200	319,152
RAM Energy Resources, Inc.*	68,554	319,462
Range Resources Corp.	45,000	2,185,200
Rex Energy Corp.*	49,394	982,941
SandRidge Energy, Inc.*	20,362	995,498
Southwestern Energy Co.*	3,936	142,916
St. Mary Land & Exploration Co.	13,350	568,176
Targa Resources Partners LP	12,800	288,384
Tesoro Corp.	11,300	174,472
Valero Energy Corp.	15,385	514,013
Vantage Drilling Co.*	107,379	778,498
VeraSun Energy Corp.*	25	154
Whiting Petroleum Corp.*	12,507	1,171,531
Williams Cos., Inc.	89,634	2,872,770
Williams Partners LP	46,110	1,379,611
XTO Energy, Inc.	13,000	613,990

		55,470,573

Paper & Forest Products (0.3%)
International Paper Co.	13,700	379,764
		101,622,397

Total Common Stocks		126,805,965

Repurchase Agreement (12.3%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $17,614,620, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $17,965,889	$17,613,617	17,613,617

Total Investments (Cost $143,054,132)(b) — 100.6%		144,419,582
Liabilities in excess of other assets — (0.6)%		(857,759)

NET ASSETS — 100.0%		$143,561,823

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

LP	Limited Partnership

PLC	Public Liability Co.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Equity Fund

	Shares	Value
Common Stocks (96.2%)
Aerospace & Defense (5.4%)
BE Aerospace, Inc.*	19,048	$489,153
Boeing Co.	5,200	317,772
Precision Castparts Corp.	1,700	158,831

		965,756

Beverages (4.4%)
Molson Coors Brewing Co., Class B	14,543	784,886

Capital Markets (4.1%)
Invesco Ltd.	31,110	724,552

Commercial Banks (3.6%)
Marshall & Ilsley Corp.	17,800	270,560
Wachovia Corp.	21,200	366,124

		636,684

Commercial Services & Supplies (1.3%)
Brink’s Co. (The)	3,441	237,291

Communications Equipment (5.1%)
Research In Motion Ltd.*	7,310	897,814

Computers & Peripherals (4.7%)
NCR Corp.*	30,999	832,633

Consumer Finance (5.1%)
Capital One Financial Corp.	16,292	681,983
SLM Corp.*	13,030	223,204

		905,187

Containers & Packaging (5.1%)
Owens-Illinois, Inc.*	21,400	903,936

Diversified Financial Services (0.8%)
Interactive Brokers Group, Inc., Class A*	4,931	138,364
MSCI, Inc., Class A*	59	1,755

		140,119

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	1,730	72,954

Electronic Equipment & Instruments (4.8%)
Avnet, Inc.*	24,879	678,202
Dolby Laboratories, Inc., Class A*	4,260	173,339

		851,541

Food & Staples Retailing (12.1%)
Kroger Co. (The)	28,861	816,189
Safeway, Inc.	49,424	1,320,609

		2,136,798

Food Products (2.0%)
Bunge Ltd.	3,505	346,715

Hotels, Restraurants & Leisure (4.6%)
Brinker International, Inc.	44,040	809,896

Household Products (3.1%)
Procter & Gamble Co.	8,330	545,448

Insurance (3.9%)
Assurant, Inc.	11,420	686,570

Machinery (2.9%)
Deere & Co.	7,293	511,677

Media (4.7%)
Regal Entertainment Group, Class A	49,505	824,258

Metals & Mining (3.4%)
Southern Copper Co.	21,900	608,382

Multiline Retail (1.0%)
Kohl’s Corp.*	4,100	171,831

Oil, Gas & Consumable Fuels (2.9%)
Occidental Petroleum Corp.	6,473	510,267

Pharmaceuticals (5.6%)
Pfizer, Inc.	52,900	987,643

Specialty Retail (0.9%)
Gap, Inc. (The)	10,500	169,260

Thrifts & Mortgage Finance (4.3%)
New York Community Bancorp, Inc.	45,590	757,706

Total Investments (Cost $18,084,579)(a) — 96.2%		17,019,804
Other assets in excess of liabilities — 3.8%		675,750

NET ASSETS — 100.0%		$17,695,554

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Growth Fund

	Shares	Value
Common Stocks (99.9%)
Aerospace & Defense (3.5%)
Raytheon Co.	59,800	$3,404,414

Beverages (2.6%)
PepsiCo, Inc.	37,900	2,522,624

Biotechnology (3.7%)
Gilead Sciences, Inc. *	67,010	3,617,200

Capital Markets (6.1%)
Invesco Ltd.	114,390	2,664,143
State Street Corp.	45,590	3,266,068

		5,930,211

Chemicals (3.1%)
Monsanto Co.	25,270	3,009,910

Commercial Banks (1.8%)
Synovus Financial Corp.	185,200	1,761,252

Communications Equipment (12.4%)
Juniper Networks, Inc. *	128,150	3,335,745
QUALCOMM, Inc.	76,350	4,225,209
Research In Motion Ltd. *	27,060	3,323,509
Riverbed Technology, Inc. *	73,500	1,166,445

		12,050,908

Construction & Engineering (1.4%)
Quanta Services, Inc. *	44,450	1,372,616

Consumer Finance (1.7%)
MasterCard, Inc., Class A	6,980	1,704,167

Diversified Financial Services (2.4%)
IntercontinentalExchange, Inc. *	23,570	2,352,286

Electrical Equipment (3.0%)
Emerson Electric Co.	59,200	2,883,040

Energy Equipment & Services (8.8%)
Halliburton Co.	55,100	2,469,582
National Oilwell Varco, Inc. *	34,460	2,709,590
Transocean, Inc. *	25,038	3,405,919

		8,585,091

Food & Staples Retailing (3.6%)
Wal-Mart Stores, Inc.	60,540	3,548,855

Health Care Equipment & Supplies (6.6%)
Baxter International, Inc.	57,880	3,971,147
St. Jude Medical, Inc. *	52,400	2,440,792

		6,411,939

Health Care Providers & Services (2.3%)
Aetna, Inc.	54,600	2,239,146

Hotels, Restraurants & Leisure (6.1%)
Darden Restaurants, Inc.	83,650	2,724,480
McDonald’s Corp.	53,700	3,210,723

		5,935,203

Information Technology Services (2.0%)
Cognizant Technology Solutions Corp., Class A *	69,850	1,960,689

Internet Software & Services (3.3%)
Google, Inc., Class A *	6,730	3,188,337

Machinery (2.7%)
Deere & Co.	37,700	2,645,032

	Shares or Principal Amount	Value
Oil, Gas & Consumable Fuels (3.1%)
EOG Resources, Inc.	30,560	$3,072,197

Pharmaceuticals (2.7%)
Bristol-Myers Squibb Co.	122,800	2,593,536

Semiconductors & Semiconductor Equipment (3.6%)
Marvell Technology Group Ltd. *	237,700	3,515,583

Software (9.0%)
Adobe Systems, Inc. *	66,800	2,762,180
Oracle Corp. *	203,170	4,374,250
Symantec Corp. *	75,700	1,594,999

		8,731,429

Specialty Retail (2.3%)
GameStop Corp., Class A *	55,080	2,231,291

Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc. *	81,800	2,086,718

Total Common Stocks		97,353,674

Repurchase Agreement (2.7%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $2,640,854, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $2,693,518	$2,640,704	2,640,704

Total Investments (Cost $99,773,710)(a) — 102.6%		99,994,378
Liabilities in excess of other assets — (2.6)%		(2,547,435)

NET ASSETS — 100.0%		$97,446,943

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Mid Cap Growth Fund

	Shares	Value
Common Stocks (92.2%)
Aerospace & Defense (4.6%)
Goodrich Corp.	18,105	$889,680
Rockwell Collins, Inc.	14,550	722,989

		1,612,669

Auto Components (1.3%)
Borgwarner, Inc.	11,036	444,972

Biotechnology (7.0%)
Genzyme Corp. *	17,585	1,347,890
Gilead Sciences, Inc. *	20,868	1,126,455

		2,474,345

Capital Markets (1.8%)
T. Rowe Price Group, Inc.	10,715	641,293

Chemicals (12.3%)
Agrium, Inc.	11,932	1,050,016
Airgas, Inc.	12,155	696,238
Celanese Corp., Series A	23,490	905,070
Mosaic Co. (The) *	7,600	966,796
Praxair, Inc.	7,770	728,282

		4,346,402

Communications Equipment (3.1%)
Ciena Corp. *	29,103	601,559
Foundry Networks, Inc. *	29,455	513,695
Nortel Networks Corp. ADR– CA*	47	359

		1,115,613

Consumer Finance (1.3%)
SLM Corp. *	26,610	455,829

Electrical Equipment (2.6%)
Ametek, Inc.	19,046	911,542

Electronic Equipment & Instruments (1.8%)
Tyco Electronics Ltd.	19,024	630,455

Energy Equipment & Services (5.6%)
National Oilwell Varco, Inc. *	14,720	1,157,433
Weatherford International Ltd. *	21,890	825,910

		1,983,343

Hotels, Restraurants & Leisure (8.9%)
Darden Restaurants, Inc.	42,305	1,377,874
Life Time Fitness *	22,385	666,849
Marriott International, Inc., Class A	9,995	258,970
Penn National Gaming, Inc. *	14,160	403,985
WMS Industries, Inc. *	15,375	433,268

		3,140,946

Information Technology Services (4.1%)
Alliance Data Systems Corp. *	10,655	683,518
Cognizant Technology Solutions Corp., Class A *	27,200	763,504

		1,447,022

Insurance (4.3%)
Assurant, Inc.	16,885	1,015,126
HCC Insurance Holdings, Inc.	22,465	508,833

		1,523,959

Life Sciences Tools & Services (3.6%)
Thermo Fisher Scientific, Inc. *	21,011	1,271,586

	Shares or Principal Amount	Value
Metals & Mining (1.0%)
Nucor Corp.	6,215	$355,622

Oil, Gas & Consumable Fuels (4.1%)
Peabody Energy Corp.	10,085	682,250
Williams Cos., Inc.	23,925	766,797

		1,449,047

Pharmaceuticals (3.1%)
Teva Pharmaceutical Industries Ltd. ADR– IL	24,805	1,112,256

Road & Rail (3.9%)
Union Pacific Corp.	16,939	1,396,451

Semiconductors & Semiconductor Equipment (8.6%)
Fairchild Semiconductor International, Inc. *	41,190	500,458
Memc Electronic Materials, Inc. *	19,203	887,371
National Semiconductor Corp.	30,375	636,356
ON Semiconductor Corp. *	106,825	1,003,087

		3,027,272

Software (4.5%)
Activision Blizzard, Inc. *	44,279	1,593,158

Specialty Retail (2.6%)
TJX Cos., Inc.	26,860	905,451

Textiles, Apparel & Luxury Goods (2.1%)
Phillips-Van Heusen Corp.	21,255	752,427

Total Common Stocks		32,591,660

Repurchase Agreement (7.7%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $2,712,292, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $2,766,381	$2,712,138	2,712,138

Total Investments (Cost $33,664,116)(a) — 99.9%		35,303,798
Other assets in excess of liabilities — 0.1%		32,327

NET ASSETS — 100.0%		$35,336,125

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

CA	Canada

IL	Israel

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Small Cap Fund

	Shares	Value
Common Stocks (95.0%)
Aerospace & Defense (1.7%)
AAR Corp. *	24,500	$421,155
Ducommun, Inc. *	2,880	78,941

		500,096

Air Freight & Logistics (1.8%)
Atlas Air Worldwide Holdings, Inc. *	11,000	529,430

Beverages (1.5%)
Central European Distribution Corp. *	5,900	430,464

Capital Markets (3.5%)
FCStone Group, Inc. *	23,588	454,305
Raymond James Financial, Inc.	4,500	130,050
Waddell & Reed Financial, Inc., Class A	12,100	404,140

		988,495

Chemicals (2.4%)
Penford Corp.	17,135	245,373
Zoltek Cos., Inc. *	19,571	436,825

		682,198

Commercial Banks (6.3%)
BOK Financial Corp.	6,101	244,040
First Midwest Bancorp, Inc.	15,890	326,222
Fulton Financial Corp.	28,400	299,336
National Penn Bancshares, Inc.	44,208	593,713
Trustmark Corp.	16,305	294,468
Webster Financial Corp.	2,300	45,678

		1,803,457

Commercial Services & Supplies (2.6%)
EnergySolutions, Inc.	6,122	125,562
Kimball International, Inc., Class B	56,500	605,115

		730,677

Communications Equipment (4.3%)
ADC Telecommunications, Inc. *	22,000	208,120
CommScope, Inc. *	11,500	512,785
Powerwave Technologies, Inc. *	122,600	502,660

		1,223,565

Consumer Finance (1.3%)
World Acceptance Corp. *	10,988	359,967

Containers & Packaging (0.9%)
Rock-Tenn Co., Class A	7,211	256,351

Diversified Financial Services (2.1%)
Medallion Financial Corp.	61,200	604,656

Electronic Equipment & Instruments (2.0%)
TTM Technologies, Inc. *	50,000	562,500

Energy Equipment & Services (1.7%)
Bolt Technology Corp. *	22,400	497,504

Food & Staples Retailing (1.6%)
BJ’s Wholesale Club, Inc. *	8,000	300,240
Longs Drug Stores Corp.	3,110	145,393

		445,633

Food Products (0.1%)
Dean Foods Co. *	830	17,679

Health Care Providers & Services (1.7%)
inVentiv Health, Inc. *	20,200	488,032

Hotels, Restraurants & Leisure (6.8%)
Ruby Tuesday, Inc. *	67,370	463,506
Ruth’s Hospitality Group, Inc. *	67,960	324,169
Scientific Games Corp., Class A *	21,602	655,405
Texas Roadhouse, Inc., Class A *	53,800	499,264

		1,942,344

Household Durables (2.5%)
Jarden Corp. *	30,100	723,303

Information Technology Services (2.1%)
CACI International, Inc., Class A *	7,500	337,200
Perot Systems Corp., Class A *	16,300	272,536

		609,736

Internet Software & Services (3.6%)
Interwoven, Inc. *	40,900	575,872
j2 Global Communications, Inc. *	19,500	467,415

		1,043,287

Machinery (7.5%)
AGCO Corp. *	6,054	362,332
Barnes Group, Inc.	14,400	325,296
Flow International Corp. *	76,600	510,156
Hardinge, Inc.	30,781	485,109
Titan Machinery, Inc. *	16,612	455,501

		2,138,394

Marine (2.9%)
DryShips, Inc.	7,000	539,910
TBS International Ltd., Class A *	8,313	303,757

		843,667

Media (1.5%)
Regal Entertainment Group, Class A	25,200	419,580

Oil, Gas & Consumable Fuels (2.6%)
ATP Oil & Gas Corp. *	16,500	469,425
Parallel Petroleum Corp. *	16,793	275,069

		744,494

Personal Products (5.2%)
Chattem, Inc. *	10,700	689,829
Physicians Formula Holdings, Inc. *	86,650	808,445

		1,498,274

Pharmaceuticals (1.6%)
Sciele Pharma, Inc.	24,082	449,129

Real Estate Investment Trusts (REITs) (3.5%)
Ashford Hospitality Trust, Inc.	169,760	673,947
CBRE Realty Finance, Inc.	117,600	317,520

		991,467

Road & Rail (1.9%)
Arkansas Best Corp.	6,145	228,225
Celadon Group, Inc. *	24,000	317,520

		545,745

Semiconductors & Semiconductor Equipment (9.7%)
Diodes, Inc. *	21,000	545,370
EMCORE Corp. *	80,200	394,584
Integrated Device Technology, Inc. *	64,500	646,290
ON Semiconductor Corp. *	59,400	557,766
Silicon Motion Technology Corp. ADR–TW*	45,800	338,920
Ultra Clean Holdings, Inc. *	43,800	286,890

		2,769,820

Software (1.8%)
Radiant Systems, Inc. *	45,200	515,732

Specialty Retail (3.3%)
Asbury Automotive Group, Inc.	25,200	249,732
Cabela’s, Inc., Class A *	11,100	128,982

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Small Cap Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Specialty Retail (continued)
J Crew Group, Inc. *	4,130	$118,779
Wet Seal, Inc. (The), Class A *	103,400	453,926

		951,419

Textiles, Apparel & Luxury Goods (2.1%)
Iconix Brand Group, Inc. *	37,300	447,600
Jones Apparel Group, Inc.	9,000	150,660

		598,260

Thrifts & Mortgage Finance (0.9%)
First Busey Corp.	18,834	267,819

Total Common Stocks		27,173,174

Warrant (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/6/12*	9,500	0

Repurchase Agreement (4.6%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $1,328,319, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $1,354,808	$1,328,243	1,328,243

Total Investments (Cost $33,274,494)(a) — 99.6%		28,501,417
Other assets in excess of liabilities — 0.4%		102,283

NET ASSETS — 100.0%		$28,603,700

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

TW	Taiwan

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Fund

	Shares	Value
Common Stocks (97.3%)
Aerospace & Defense (0.4%)
AAR Corp. *	119,030	$2,046,126

Air Freight & Logistics (0.9%)
UTi Worldwide, Inc.	266,641	4,850,200

Airlines (0.2%)
AirTran Holdings, Inc. *	409,714	1,196,365

Beverages (0.8%)
Constellation Brands, Inc., Class A *	217,290	4,676,081

Biotechnology (3.2%)
Acadia Pharmaceuticals, Inc. *	323,153	962,996
ARIAD Pharmaceuticals, Inc. *	206,680	675,844
Array BioPharma, Inc. *	172,560	1,347,693
Isis Pharmaceuticals, Inc. *	11,950	204,703
Metabolix, Inc. *	19,125	239,254
Molecular Insight Pharmaceuticals, Inc. *	287,459	2,426,154
Momenta Pharmaceuticals, Inc. *	254,024	4,211,718
Omrix Biopharmaceuticals, Inc. *	76,453	1,422,026
Sangamo BioSciences, Inc. *	315,254	3,452,031
United Therapeutics Corp. *	26,230	2,974,220

		17,916,639

Capital Markets (3.3%)
Ares Capital Corp.	172,865	1,975,847
Cowen Group, Inc. *	261,607	2,153,026
FCStone Group, Inc. *	89,980	1,733,015
GFI Group, Inc.	106,294	1,072,506
Highland Distressed Opportunities, Inc.	379,987	1,998,732
Lazard Ltd., Class A	71,515	2,918,527
Raymond James Financial, Inc.	40,500	1,170,450
Sanders Morris Harris Group, Inc.	599,371	4,645,125
Thomas Weisel Partners Group, Inc. *	166,046	934,839

		18,602,067

Chemicals (0.1%)
Flotek Industries, Inc. *	23,260	427,519

Commercial Banks (5.5%)
Boston Private Financial Holdings, Inc.	230,700	1,806,381
Cadence Financial Corp.	325,270	3,252,700
Colonial BancGroup, Inc. (The)	473,170	3,151,312
First Midwest Bancorp, Inc.	116,370	2,389,076
KeyCorp	239,000	2,521,450
Marshall & Ilsley Corp.	239,880	3,646,176
National City Corp.	537,480	2,542,281
TCF Financial Corp.	221,980	2,830,245
Webster Financial Corp.	180,143	3,577,640
Wintrust Financial Corp.	173,168	3,575,919
Zions Bancorp.	76,090	2,227,154

		31,520,334

Commercial Services & Supplies (5.4%)
Advisory Board Co. (The) *	41,160	1,578,486
Casella Waste Systems, Inc., Class A *	294,858	3,809,565
Cenveo, Inc. *	316,334	2,922,926
Deluxe Corp.	152,630	2,182,609
Kimball International, Inc., Class B	445,948	4,776,103
LECG Corp. *	445,182	3,690,559
Schawk, Inc.	462,276	5,977,229
Volt Information Sciences, Inc. *	428,739	5,946,610

		30,884,087

Communications Equipment (5.0%)
Bel Fuse, Inc., Class B	169,034	4,793,804
Black Box Corp.	5,894	175,052
Comverse Technology, Inc. *	107,110	1,604,508
Harmonic, Inc. *	314,800	2,452,292
Harris Corp.	34,630	1,667,434
Harris Stratex Networks, Inc., Class A *	188,118	1,382,667
Opnext, Inc. *	255,130	1,413,420
Polycom, Inc. *	130,540	3,080,744
Powerwave Technologies, Inc. *	981,886	4,025,733
Sycamore Networks, Inc. *	1,353,374	4,709,742
Tellabs, Inc. *	567,373	2,916,297

		28,221,693

Construction & Engineering (0.8%)
Chicago Bridge & Iron Co. NV	143,130	4,690,370

Consumer Finance (0.5%)
Cardtronics, Inc. *	319,790	2,750,194

Containers & Packaging (3.2%)
Ball Corp.	62,510	2,786,696
Boise, Inc. *	221,250	805,350
Pactiv Corp. *	355,400	8,568,694
Silgan Holdings, Inc.	66,041	3,488,286
Smurfit-Stone Container Corp. *	177,954	1,016,117
Temple-Inland, Inc.	92,423	1,501,874

		18,167,017

Diversified Consumer Services (0.9%)
Career Education Corp. *	282,343	5,178,171

Diversified Financial Services (0.5%)
Nasdaq OMX Group (The) *	104,820	2,910,851

Diversified Telecommunication Services (1.5%)
Alaska Communications Systems Holdings, Inc.	313,108	3,988,996
Fairpoint Communications, Inc.	337,406	2,341,597
Globalstar, Inc. *	769,775	2,132,277

		8,462,870

Electric Utilities (0.8%)
Cleco Corp.	93,310	2,344,881
ITC Holdings Corp.	41,260	2,150,471

		4,495,352

Electrical Equipment (1.5%)
C&D Technologies, Inc. *	652,175	5,236,965
Orion Energy Systems, Inc. *	99,690	543,311
Power-One, Inc. *	440,249	946,535
WESCO International, Inc. *	50,040	1,884,006

		8,610,817

Electronic Equipment & Instruments (1.0%)
Avnet, Inc. *	202,390	5,517,151

Energy Equipment & Services (1.2%)
Hercules Offshore, Inc. *	32,063	800,613
Hornbeck Offshore Services, Inc. *	35,759	1,594,136
Pioneer Drilling Co. *	31,119	494,481
T-3 Energy Services, Inc. *	13,701	939,478
TETRA Technologies, Inc. *	19,782	374,473
Tidewater, Inc.	16,750	1,003,995
W-H Energy Services, Inc. *	19,235	1,760,580

		6,967,756

Food & Staples Retailing (0.7%)
Great Atlantic & Pacific Tea Co., Inc. (The) *	208,365	3,315,087
Rite Aid Corp. *	615,895	788,346

		4,103,433

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Fund

	Shares	Value
Common Stocks (continued)
Food Products (1.7%)
Ralcorp Holdings, Inc. *	155,206	$8,374,916
Smithfield Foods, Inc. *	68,060	1,461,929

		9,836,845

Health Care Equipment & Supplies (4.1%)
Greatbatch, Inc. *	12,496	255,668
Hologic, Inc. *	140,860	2,601,684
I-Flow Corp. *	80,893	839,669
IDEXX Laboratories, Inc. *	56,282	3,011,087
Insulet Corp. *	268,292	3,742,674
Inverness Medical Innovations, Inc. *	237,747	8,014,451
Iridex Corp. *	999,569	2,888,755
Neurometrix, Inc. *	170,579	237,105
Northstar Neuroscience, Inc. *	72,870	130,437
Spectranetics Corp. *	98,194	878,836
Xtent, Inc. *	216,580	565,274

		23,165,640

Health Care Providers & Services (5.0%)
Almost Family, Inc. *	69,472	2,282,155
Brookdale Senior Living, Inc.	6,993	106,713
CardioNet, Inc. *	34,981	964,076
Five Star Quality Care, Inc. *	1,700,847	7,466,718
Hythiam, Inc. *	2,940,347	7,056,833
IPC The Hospitalist Co., Inc. *	159,007	3,426,601
LHC Group, Inc. *	138,431	3,878,837
Nighthawk Radiology Holdings, Inc. *	75,284	628,621
Sun Healthcare Group, Inc. *	162,230	2,318,267

		28,128,821

Hotels, Restraurants & Leisure (3.5%)
Brinker International, Inc.	183,284	3,370,593
Great Wolf Resorts, Inc. *	991,718	4,075,961
Multimedia Games, Inc. *	172,380	889,481
Red Robin Gourmet Burgers, Inc. *	60,214	1,495,114
Ruby Tuesday, Inc. *	1,054,580	7,255,510
Wendy’s International, Inc.	114,430	2,626,168

		19,712,827

Household Durables (0.7%)
Centex Corp.	204,220	2,997,950
KB Home	65,670	1,155,135

		4,153,085

Household Products (0.3%)
Energizer Holdings, Inc. *	25,390	1,811,323

Industrial Conglomerates (0.8%)
Teleflex, Inc.	75,840	4,650,509

Information Technology Services (2.5%)
CACI International, Inc., Class A *	25,492	1,146,120
Euronet Worldwide, Inc. *	478,092	7,649,472
Online Resources Corp. *	30,432	208,155
SRA International, Inc., Class A *	113,449	2,490,206
Total System Services, Inc.	138,194	2,705,838

		14,199,791

Insurance (5.5%)
Aspen Insurance Holdings Ltd.	82,260	2,088,581
Endurance Specialty Holdings, Ltd.	41,015	1,255,059
Everest Re Group Ltd.	56,390	4,612,702
Hanover Insurance Group, Inc. (The)	135,073	5,797,333
HCC Insurance Holdings, Inc.	403,789	9,145,821
Horace Mann Educators Corp.	207,209	2,871,917
Max Capital Group Ltd.	38,220	897,023
Meadowbrook Insurance Group, Inc.	136,200	873,042
PartnerRe Ltd.	43,430	3,053,998
XL Capital Ltd., Class A	46,590	833,495

		31,428,971

Internet & Catalog Retail (0.1%)
dELiA*s, Inc. *	356,813	570,901

Internet Software & Services (1.8%)
EarthLink, Inc. *	508,203	4,573,827
MercadoLibre, Inc. *	32,700	1,172,295
ValueClick, Inc. *	123,750	1,472,625
Websense, Inc. *	134,130	2,799,293

		10,018,040

Leisure Equipment & Products (0.3%)
JAKKS Pacific, Inc. *	82,839	1,820,801

Life Sciences Tools & Services (0.4%)
Exelixis, Inc. *	242,430	1,697,010
Pharmaceutical Product Development, Inc.	15,746	600,552

		2,297,562

Machinery (2.7%)
AGCO Corp. *	27,130	1,623,730
Commercial Vehicle Group, Inc. *	257,294	2,488,033
Dynamic Materials Corp.	79,859	2,629,757
FreightCar America, Inc.	134,247	5,113,468
Oshkosh Corp.	76,050	1,371,942
Trimas Corp. *	337,685	2,306,389

		15,533,319

Marine (0.3%)
DryShips, Inc.	3,119	240,568
Safe Bulkers, Inc. *	4,588	86,943
TBS International Ltd., Class A *	34,143	1,247,585

		1,575,096

Media (1.7%)
Cinemark Holdings, Inc.	329,390	4,828,857
Interpublic Group of Cos., Inc. *	337,070	2,962,845
Regal Entertainment Group, Class A	103,830	1,728,770

		9,520,472

Metals & Mining (0.4%)
Coeur d’Alene Mines Corp. *	503,170	1,454,161
Stillwater Mining Co. *	104,424	992,028

		2,446,189

Multi-Utilities (0.9%)
CMS Energy Corp.	385,551	5,204,938

Multiline Retail (1.0%)
99 Cents Only Stores *	475,280	3,179,623
Fred’s, Inc., Class A	176,717	2,272,581

		5,452,204

Oil, Gas & Consumable Fuels (5.2%)
Aurora Oil & Gas Corp. *	527,657	203,148
Cabot Oil & Gas Corp.	65,646	2,889,080
Carrizo Oil & Gas, Inc. *	3,709	186,711
Denbury Resources, Inc. *	50,375	1,417,553
Evergreen Energy, Inc. *	1,184,168	1,882,827
GeoMet, Inc. *	408,719	2,709,807
Goodrich Petroleum Corp. *	15,601	715,306
Kodiak Oil & Gas Corp. *	452,206	1,510,368
Parallel Petroleum Corp. *	60,775	995,495

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Fund

	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
Penn Virginia Corp.	43,699	$2,654,714
PetroHawk Energy Corp. *	111,632	3,719,578
Petroquest Energy, Inc. *	47,748	996,501
Quest Resource Corp. *	17,333	159,117
RAM Energy Resources, Inc. *	326,204	1,520,111
Rex Energy Corp. *	85,629	1,704,017
SandRidge Energy, Inc. *	33,078	1,617,183
Teekay Tankers Ltd., Class A	43,034	975,150
Vantage Drilling Co. *	90,502	656,140
Whiting Petroleum Corp. *	30,699	2,875,575

		29,388,381

Personal Products (1.1%)
Physicians Formula Holdings, Inc. *	681,197	6,355,568

Pharmaceuticals (0.1%)
Viropharma, Inc. *	30,110	370,654

Real Estate Investment Trusts (REITs) (3.7%)
Ashford Hospitality Trust, Inc.	444,320	1,763,951
CBL & Associates Properties, Inc.	73,020	1,418,048
Duke Realty Corp.	69,840	1,727,143
DuPont Fabros Technology, Inc.	180,311	2,948,085
First Industrial Realty Trust, Inc.	109,200	2,707,068
Healthcare Realty Trust, Inc.	159,532	4,628,023
Macerich Co. (The)	72,555	4,014,468
Mack-Cali Realty Corp.	52,500	2,014,950

		21,221,736

Road & Rail (0.5%)
Celadon Group, Inc. *	224,255	2,966,894

Semiconductors & Semiconductor Equipment (4.4%)
Brooks Automation, Inc. *	123,730	966,331
Integrated Device Technology, Inc. *	392,550	3,933,351
Intellon Corp. *	426,845	1,622,011
Lam Research Corp. *	66,720	2,194,421
Maxim Integrated Products, Inc.	142,338	2,795,518
Novellus Systems, Inc. *	168,510	3,432,549
RF Micro Devices, Inc. *	1,433,972	4,689,089
Tessera Technologies, Inc. *	318,891	5,555,081

		25,188,351

Software (3.9%)
Borland Software Corp. *	2,241,350	3,474,093
Citrix Systems, Inc. *	89,760	2,391,207
Corel Corp. *	303,759	2,961,650
Mentor Graphics Corp. *	142,530	1,978,316
MicroStrategy, Inc., Class A *	10,591	640,120
Novell, Inc. *	914,490	5,093,709
Quest Software, Inc. *	387,434	5,854,128

		22,393,223

Specialty Retail (3.4%)
American Eagle Outfitters, Inc.	125,746	1,760,444
Asbury Automotive Group, Inc.	117,883	1,168,220
Build-A-Bear Workshop, Inc. *	313,320	2,052,246
DSW, Inc., Class A *	127,770	1,726,173
Group 1 Automotive, Inc.	114,706	2,253,973

	Shares or Principal Amount	Value
OfficeMax, Inc.	133,178	$1,699,351
Pacific Sunwear of California *	348,632	3,036,585
PetSmart, Inc.	139,960	3,178,492
Stage Stores, Inc.	159,269	2,360,366

		19,235,850

Textiles, Apparel & Luxury Goods (0.8%)
Fossil, Inc. *	31,145	834,063
Phillips-Van Heusen Corp.	106,555	3,772,047

		4,606,110

Thrifts & Mortgage Finance (0.9%)
Astoria Financial Corp.	99,780	2,232,079
Westfield Financial, Inc.	294,907	2,904,834

		5,136,913

Trading Companies & Distributors (1.6%)
Genesis Lease Ltd. ADR– IE	260,785	3,387,597
H&E Equipment Services, Inc. *	265,648	3,381,699
Kaman Corp., Class A	101,626	2,548,780

		9,318,076

Wireless Telecommunication Services (0.6%)
Clearwire Corp., Class A *	317,525	3,124,446

Total Common Stocks		553,028,629

Warrant (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/6/12*	49,750	0

Repurchase Agreement (2.6%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $14,485,776, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $14,774,650	$14,484,951	14,484,951

Total Investments (Cost $727,667,507)(a) — 99.9%		567,513,580
Other assets in excess of liabilities — 0.1%		747,067

NET ASSETS — 100.0%		$568,260,647

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

IE	Ireland

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Growth Fund

	Shares	Value
Common Stocks (96.4%)
Aerospace & Defense (1.7%)
Teledyne Technologies, Inc.*	1,998	$125,674

Airlines (0.4%)
Delta Air Lines, Inc.*	3,650	27,521

Beverages (1.2%)
Central European Distribution Corp.*	574	41,879
Hansen Natural Corp.*	1,900	43,434

		85,313

Biotechnology (6.3%)
Alexion Pharmaceuticals, Inc.*	800	75,000
Array BioPharma, Inc.*	7,098	55,435
BioMarin Pharmaceutical, Inc.*	1,850	60,217
Cephalon, Inc.*	1,100	80,476
Enzon Pharmaceuticals, Inc.*	5,100	41,718
Myriad Genetics, Inc.*	900	59,850
United Therapeutics Corp.*	740	83,909

		456,605

Capital Markets (1.3%)
Waddell & Reed Financial, Inc., Class A	2,750	91,850

Chemicals (0.8%)
Olin Corp.	2,000	59,480

Commercial Banks (4.8%)
Bank of the Ozarks, Inc.	4,130	84,665
Boston Private Financial Holdings, Inc.	8,230	64,441
Colonial BancGroup, Inc. (The)	6,000	39,960
Synovus Financial Corp.	5,800	55,158
TCF Financial Corp.	8,200	104,550

		348,774

Commercial Services & Supplies (4.8%)
FTI Consulting, Inc.*	800	56,928
Resources Connection, Inc.	3,200	74,048
Stericycle, Inc.*	1,300	77,675
Waste Connections, Inc.*	2,200	80,058
Watson Wyatt Worldwide, Inc., Class A	1,000	57,940

		346,649

Communications Equipment (4.7%)
ADC Telecommunications, Inc.*	8,900	84,194
Ciena Corp.*	3,400	70,278
F5 Networks, Inc.*	1,600	46,640
Riverbed Technology, Inc.*	5,500	87,285
Starent Networks Corp.*	3,900	51,090

		339,487

Computers & Peripherals (0.7%)
Palm, Inc.	7,400	48,692

Construction & Engineering (1.5%)
Aecom Technology Corp.*	1,900	54,093
Quanta Services, Inc.*	1,800	55,584

		109,677

Containers & Packaging (2.0%)
Packaging Corp. of America	2,350	59,972
Pactiv Corp.*	3,400	81,974

		141,946

Diversified Consumer Services (0.4%)
Capella Education Co.*	500	26,100

Electrical Equipment (2.9%)
Acuity Brands, Inc.	1,000	40,860
Ametek, Inc.	1,630	78,012
Franklin Electric Co., Inc.	1,000	41,510
Roper Industries, Inc.	850	52,003

		212,385

Electronic Equipment & Instruments (3.4%)
Arrow Electronics, Inc.*	1,700	54,774
Dolby Laboratories, Inc., Class A*	2,100	85,449
DTS, Inc.*	1,800	51,462
FLIR Systems, Inc.*	1,400	57,036

		248,721

Energy Equipment & Services (3.4%)
Atwood Oceanics, Inc.*	1,200	55,092
Grey Wolf, Inc.*	8,000	68,320
ION Geophysical Corp.*	2,700	43,119
Willbros Group, Inc.*	2,100	78,918

		245,449

Food Products (1.1%)
Cosan Ltd., Class A*	2,500	32,775
Ralcorp Holdings, Inc.*	800	43,168

		75,943

Health Care Equipment & Supplies (8.5%)
Angiodynamics, Inc.*	2,700	42,876
Greatbatch, Inc.*	1,900	38,874
Haemonetics Corp.*	1,950	113,217
Masimo Corp.*	2,700	101,979
NuVasive, Inc.*	1,400	78,638
ResMed, Inc.*	1,700	64,294
Sirona Dental Systems, Inc.*	2,300	57,086
Wright Medical Group, Inc.*	3,600	113,364

		610,328

Health Care Providers & Services (2.7%)
Emergency Medical Services Corp., Class A*	1,850	49,987
Sun Healthcare Group, Inc.*	4,376	62,533
VCA Antech, Inc.*	2,805	81,738

		194,258

Health Care Technology (1.4%)
Eclipsys Corp.*	2,400	52,920
Phase Forward, Inc.*	2,600	47,840

		100,760

Hotels, Restraurants & Leisure (4.8%)
Burger King Holdings, Inc.	4,000	107,320
Darden Restaurants, Inc.	2,450	79,796
Red Robin Gourmet Burgers, Inc.*	2,150	53,385
WMS Industries, Inc.*	3,700	104,266

		344,767

Household Durables (0.5%)
Tupperware Brands Corp.	1,000	39,000

Information Technology Services (2.0%)
Alliance Data Systems Corp.*	1,400	89,810
CACI International, Inc., Class A*	1,200	53,952

		143,762

Internet Software & Services (3.9%)
Ariba, Inc.*	3,100	50,871
MercadoLibre, Inc.*	2,400	86,040
Omniture, Inc.*	4,300	74,605

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Growth Fund

	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Websense, Inc.*	3,300	$68,871

		280,387

Life Sciences Tools & Services (3.4%)
Bruker Corp.*	3,240	44,777
Illumina, Inc.*	770	71,795
PerkinElmer, Inc.	4,530	131,823

		248,395

Machinery (3.3%)
AGCO Corp.*	1,200	71,820
Gardner Denver, Inc.*	1,400	63,840
Timken Co.	1,100	36,322
Valmont Industries, Inc.	600	64,146

		236,128

Metals & Mining (0.9%)
Century Aluminum Co.*	1,126	66,907

Oil, Gas & Consumable Fuels (5.2%)
Bill Barrett Corp.*	900	37,026
Brigham Exploration Co.*	2,700	37,800
Kodiak Oil & Gas Corp.*	8,300	27,722
Penn Virginia Corp.	1,400	85,050
PetroHawk Energy Corp.*	2,319	77,269
Petroquest Energy, Inc.*	1,800	37,566
Rex Energy Corp.*	2,100	41,790
St. Mary Land & Exploration Co.	800	34,048

		378,271

Pharmaceuticals (1.0%)
Perrigo Co.	2,100	73,983

Real Estate Investment Trust (REIT) (0.7%)
Digital Realty Trust, Inc.	1,249	53,594

Road & Rail (1.1%)
Old Dominion Freight Line, Inc.*	1,010	37,067
Ryder System, Inc.	600	39,576

		76,643

Semiconductors & Semiconductor Equipment (6.7%)
AuthenTec, Inc.*	9,380	71,663
Cavium Networks, Inc.*	1,990	31,940
Intersil Corp.	2,950	71,183
Netlogic Microsystems, Inc.*	2,200	70,422
ON Semiconductor Corp.*	9,300	87,327
Silicon Laboratories, Inc.*	1,800	58,878
Tessera Technologies, Inc.*	2,700	47,034
TriQuint Semiconductor, Inc.*	7,700	43,351

		481,798

Software (1.4%)
Commvault Systems, Inc.*	3,600	54,828
Take-Two Interactive Software, Inc.*	1,900	43,320

		98,148

Specialty Retail (6.5%)
Citi Trends, Inc.*	2,500	57,825
Dick’s Sporting Goods, Inc.*	4,250	74,588
GameStop Corp., Class A*	1,800	72,918

	Shares or Principal Amount	Value
J Crew Group, Inc.*	2,500	$71,900
PetSmart, Inc.	2,500	56,775
Urban Outfitters, Inc.*	2,400	79,224
Zumiez, Inc.*	3,820	56,383

		469,613

Wireless Telecommunication Services (1.0%)
SBA Communications Corp., Class A*	1,900	71,991

Total Common Stocks		6,958,999

Repurchase Agreement (0.8%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $62,369, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $63,613	$62,366	62,366

Total Investments (Cost $6,865,109)(a) — 97.2%		7,021,365
Other assets in excess of liabilities — 2.8%		199,530

NET ASSETS — 100.0%		$7,220,895

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Opportunities Fund

	Shares	Value
Common Stocks (97.7%)
Aerospace & Defense (0.5%)
Gencorp, Inc.*	3,750	$31,425

Air Freight & Logistics (0.8%)
HUB Group, Inc., Class A*	1,300	50,518

Airlines (0.4%)
Hawaiian Holdings, Inc.*	3,100	27,342

Auto Components (1.9%)
Exide Technologies*	2,000	31,600
Hayes Lemmerz International, Inc.*	8,100	18,873
Lear Corp.*	2,350	33,864
Tenneco, Inc.*	1,100	15,862
Visteon Corp.*	7,700	21,945

		122,144

Biotechnology (3.3%)
Alkermes, Inc.*	2,700	42,525
BioMarin Pharmaceutical, Inc.*	850	27,667
Isis Pharmaceuticals, Inc.*	1,600	27,408
Myriad Genetics, Inc.*	800	53,200
Onyx Pharmaceuticals, Inc.*	650	26,325
Regeneron Pharmaceuticals, Inc.*	1,600	35,024

		212,149

Building Products (0.4%)
Apogee Enterprises, Inc.	1,500	25,920

Capital Markets (1.2%)
GFI Group, Inc.	2,800	28,252
Knight Capital Group, Inc., Class A*	1,650	27,044
Lazard Ltd., Class A	500	20,405

		75,701

Chemicals (3.7%)
A. Schulman, Inc.	2,500	58,075
Koppers Holdings, Inc.	650	28,086
Olin Corp.	1,900	56,506
Stepan Co.	950	54,492
W.R. Grace & Co.*	1,400	36,078

		233,237

Commercial Banks (4.4%)
Community Bank System, Inc.	1,900	44,840
First Bancorp Puerto Rico	3,850	33,687
First Financial Corp.	1,400	52,304
FirstMerit Corp.	1,550	30,504
Home Bancshares, Inc.	1,950	50,875
SCBT Financial Corp.	850	29,538
Simmons First National Corp., Class A	1,400	41,650

		283,398

Commercial Services & Supplies (5.0%)
ABM Industries, Inc.	1,700	40,681
Bowne & Co., Inc.	1,900	24,567
Comfort Systems U.S.A., Inc.	2,900	38,454
Deluxe Corp.	1,500	21,450
Ennis, Inc.	2,100	32,445
Layne Christensen Co.*	750	34,252
Standard Parking Corp.*	1,800	38,808
United Stationers, Inc.*	550	21,082
Watson Wyatt Worldwide, Inc., Class A	1,200	69,528

		321,267

Communications Equipment (4.6%)
3Com Corp.*	14,150	26,602
EMS Technologies, Inc.*	1,800	37,278
Emulex Corp.*	1,400	15,778
Extreme Networks, Inc.*	10,300	30,179
Plantronics, Inc.	1,800	43,830
Powerwave Technologies, Inc.*	8,000	32,800
Seachange International, Inc.*	4,400	32,648
Tekelec*	2,700	42,093
UTStarcom, Inc.*	6,250	29,500

		290,708

Computers & Peripherals (0.4%)
Rackable Systems, Inc.*	2,300	29,095

Construction & Engineering (1.4%)
EMCOR Group, Inc.*	2,150	64,758
Perini Corp.*	950	25,992

		90,750

Consumer Finance (0.9%)
Cardtronics, Inc.*	2,500	21,500
EZCORP, Inc., Class A*	1,900	34,162

		55,662

Containers & Packaging (1.4%)
Graphic Packaging Holding Co.*	15,500	34,875
Rock-Tenn Co., Class A	1,500	53,325

		88,200

Diversified Financial Services (1.5%)
Compass Diversified Holdings	4,950	57,569
Interactive Brokers Group, Inc., Class A*	1,400	39,284

		96,853

Diversified Telecommunication Services (1.3%)
Cincinnati Bell, Inc.*	9,750	38,025
IDT Corp., Class B*	12,200	21,594
Premiere Global Services, Inc.*	1,600	24,176

		83,795

Electric Utility (0.8%)
Westar Energy, Inc.	2,200	48,576

Electrical Equipment (2.4%)
EnerSys*	1,300	41,964
GrafTech International Ltd.*	1,450	34,002
Superior Essex, Inc.*	350	15,757
Woodward Governor Co.	1,350	60,750

		152,473

Electronic Equipment & Instruments (3.6%)
Anixter International, Inc.*	650	44,219
CTS Corp.	3,950	50,797
PC Connection, Inc.*	1,950	13,982
Plexus Corp.*	1,100	31,350
Scansource, Inc.*	950	29,155
SYNNEX Corp.*	1,800	42,048
Technitrol, Inc.	1,200	16,824

		228,375

Energy Equipment & Services (2.3%)
Bristow Group, Inc.*	700	31,493
Exterran Holdings, Inc.*	550	31,042
Oil States International, Inc.*	450	24,696
W-H Energy Services, Inc.*	650	59,495

		146,726

Food & Staples Retailing (2.1%)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Opportunities Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Andersons, Inc. (The)	850	$38,632
Casey’s General Stores, Inc.	1,100	27,060
Longs Drug Stores Corp.	750	35,063
Ruddick Corp.	1,000	30,960

		131,715

Food Products (1.0%)
Flowers Foods, Inc.	1,350	40,595
TreeHouse Foods, Inc.*	800	21,680

		62,275

Gas Utilities (2.7%)
Laclede Group, Inc. (The)	1,750	74,217
New Jersey Resources Corp.	1,950	66,476
WGL Holdings, Inc.	1,000	34,530

		175,223

Health Care Equipment & Supplies (3.3%)
Align Technology, Inc.*	1,500	15,015
Cardiac Science Corp.*	3,800	33,820
CONMED Corp.*	1,650	50,143
Hologic, Inc.*	1,300	24,011
Inverness Medical Innovations, Inc.*	750	25,283
West Pharmaceutical Services, Inc.	1,400	64,288

		212,560

Health Care Providers & Services (4.7%)
AMERIGROUP Corp.*	1,500	38,100
Animal Health International, Inc.*	2,600	14,326
Apria Healthcare Group, Inc.*	1,650	31,696
Healthsouth Corp.*	1,800	29,556
Healthspring, Inc.*	1,700	33,065
inVentiv Health, Inc.*	750	18,120
Kindred Healthcare, Inc.*	1,300	35,061
Owens & Minor, Inc.	1,600	73,472
Res-Care, Inc.*	1,400	25,704

		299,100

Hotels, Restraurants & Leisure (2.8%)
Bob Evans Farms, Inc.	1,700	48,688
California Pizza Kitchen, Inc.*	2,400	31,320
Jack in the Box, Inc.*	1,550	33,449
Red Robin Gourmet Burgers, Inc.*	900	22,347
Triarc Cos., Inc., Class B	3,400	18,972
WMS Industries, Inc.*	750	21,135

		175,911

Household Durables (1.4%)
American Greetings Corp., Class A	2,100	31,122
Furniture Brands International, Inc.	2,500	29,675
Tupperware Brands Corp.	700	27,300

		88,097

Information Technology Services (0.3%)
MAXIMUS, Inc.	550	20,411

Insurance (3.4%)
Amerisafe, Inc.*	2,250	40,882
EMC Insurance Group, Inc.	1,550	37,944
FBL Financial Group, Inc., Class A	1,400	29,190
Infinity Property & Casualty Corp.	950	42,332
Phoenix Cos., Inc. (The)	3,800	36,974
Selective Insurance Group	1,450	31,320

		218,642

Internet & Catalog Retail (0.5%)
NetFlix, Inc.*	1,050	32,435

Internet Software & Services (0.7%)
Omniture, Inc.*	950	16,483
United Online, Inc.	2,900	31,494

		47,977

Leisure Equipment & Products (0.8%)
Polaris Industries, Inc.	1,200	51,360

Life Sciences Tools & Services (2.4%)
Bio-Rad Laboratories, Inc., Class A*	650	57,915
Illumina, Inc.*	250	23,310
Parexel International Corp.*	2,400	70,152

		151,377

Machinery (4.3%)
Actuant Corp., Class A	1,600	48,736
Barnes Group, Inc.	1,300	29,367
Bucyrus International, Inc., Class A	200	14,002
Mueller Industries, Inc.	1,300	33,371
Robbins & Myers, Inc.	950	48,231
Tecumseh Products Co., Class A*	800	26,200
Wabtec Corp.	1,300	72,150

		272,057

Media (0.8%)
Nexstar Broadcasting Group, Inc.*	4,200	12,390
Sinclair Broadcast Group, Inc., Class A	3,200	24,416
Valassis Communications, Inc.*	2,000	17,640

		54,446

Metals & Mining (0.3%)
USEC, Inc.*	3,400	17,748

Oil, Gas & Consumable Fuels (4.9%)
Clayton Williams Energy, Inc.*	250	23,300
Comstock Resources, Inc.*	800	48,808
Crosstex Energy, Inc.	2,700	86,778
Encore Acquisition Co.*	400	24,748
Energy Partners Ltd.*	2,000	23,760
McMoRan Exploration Co.*	1,350	36,220
PetroHawk Energy Corp.*	800	26,656
Stone Energy Corp.*	800	40,816

		311,086

Personal Products (0.3%)
Revlon, Inc.*	14,900	18,029

Real Estate Investment Trusts (REITs) (6.1%)
Cedar Shopping Centers, Inc.	3,100	39,556
Cogdell Spencer, Inc.	2,500	47,000
Corporate Office Properties Trust	1,100	42,768
First Potomac Realty Trust	2,000	31,760
National Retail Properties, Inc.	1,200	25,368
Pennsylvania Real Estate Investment Trust	1,100	20,262
Potlatch Corp.	2,300	107,111
Strategic Hotels & Resorts, Inc.	3,800	29,982
Sunstone Hotel Investors, Inc.	3,300	42,702

		386,509

Semiconductors & Semiconductor Equipment (3.9%)
Amkor Technology, Inc.*	2,750	24,090
Conexant Systems, Inc.*	5,410	25,806
Kulicke & Soffa Industries, Inc.*	4,700	29,892
MKS Instruments, Inc.*	1,250	25,750
OmniVision Technologies, Inc.*	2,100	22,995

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
ON Semiconductor Corp.*	2,300	$21,597
PMC - Sierra, Inc.*	3,800	27,512
Skyworks Solutions, Inc.*	3,400	32,164
Standard Microsystems Corp.*	850	22,542
Zoran Corp.*	2,000	16,540

		248,888

Software (3.4%)
Borland Software Corp.*	12,800	19,840
Magma Design Automation, Inc.*	2,950	18,703
Mentor Graphics Corp.*	1,800	24,984
Nuance Communications, Inc.*	1,350	20,952
Parametric Technology Corp.*	2,200	42,614
Sybase, Inc.*	1,950	65,539
Take-Two Interactive Software, Inc.*	1,200	27,360

		219,992

Specialty Retail (1.2%)
Aeropostale, Inc.*	1,050	33,862
Blockbuster, Inc., Class A*	9,100	25,389
Men’s Wearhouse, Inc.	850	16,924

		76,175

Textiles, Apparel & Luxury Goods (2.2%)
Perry Ellis International, Inc.*	1,000	21,750
Unifi, Inc.*	13,200	41,844
Warnaco Group, Inc. (The)*	800	33,560
Wolverine World Wide, Inc.	1,650	44,105

		141,259

Thrifts & Mortgage Finance (0.9%)
Bank Mutual Corp.	4,750	55,575

Trading Companies & Distributors (1.1%)
Applied Industrial Technologies, Inc.	1,600	42,752
Rush Enterprises, Inc., Class A*	2,350	26,532
		69,284

Total Common Stocks		6,232,445

Repurchase Agreement (2.1%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $131,896, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $134,527	$131,889	131,889

Total Investments (Cost $6,436,713)(a) — 99.8%		6,364,334
Other assets in excess of liabilities — 0.2%		12,707

NET ASSETS — 100.0%		$6,377,041

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Value Fund

	Shares	Value
Common Stocks (95.1%)
Aerospace & Defense (1.5%)
AAR Corp. *	3,030	$52,086
Ducommun, Inc. *	520	14,253
Moog, Inc., Class A *	300	13,335

		79,674

Auto Components (2.0%)
Gentex Corp.	566	8,750
Lear Corp. *	2,810	40,492
Sauer-Danfoss, Inc.	200	5,870
Spartan Motors, Inc.	6,600	35,772
Superior Industries International, Inc.	950	16,046

		106,930

Automobiles (0.1%)
Thor Industries, Inc.	380	7,456

Building Products (1.0%)
Armstrong World Industries, Inc.	316	10,653
Gibraltar Industries, Inc.	1,520	24,031
Universal Forest Products, Inc.	640	17,280

		51,964

Capital Markets (2.7%)
FCStone Group, Inc. *	1,627	31,336
Investment Technology Group, Inc. *	290	8,625
Raymond James Financial, Inc.	1,200	34,680
Waddell & Reed Financial, Inc., Class A	2,010	67,134

		141,775

Chemicals (0.6%)
Ferro Corp.	720	15,667
Penford Corp.	1,000	14,320

		29,987

Commercial Banks (15.1%)
Amcore Financial, Inc.	694	4,261
Bank of Hawaii Corp.	90	4,535
Bank of the Ozarks, Inc.	53	1,086
BOK Financial Corp.	1,154	46,160
Cascade Bancorp	411	3,070
Columbia Banking System, Inc.	797	12,043
CVB Financial Corp.	1,170	13,244
First Financial Bancorp	3,592	40,590
First Midwest Bancorp, Inc.	980	20,119
FirstMerit Corp.	260	5,117
Fulton Financial Corp.	8,000	84,320
Glacier Bancorp, Inc.	500	10,835
Great Southern Bancorp, Inc.	2,021	21,160
Hancock Holding Co.	200	8,978
Lakeland Bancorp, Inc.	283	3,257
Lakeland Financial Corp.	5,330	109,798
MB Financial, Inc.	1,104	27,302
Midwest Banc Holdings, Inc.	3,530	19,662
National Penn Bancshares, Inc.	7,732	103,841
NBT Bancorp, Inc.	702	17,403
Old National Bancorp	1,300	19,734
S&T Bancorp, Inc.	400	13,416
Simmons First National Corp., Class A	1,100	32,725
Sterling Bancorp	1,229	17,255
Sterling Bancshares, Inc.	1,626	15,805
Susquehanna Bancshares, Inc.	700	10,024
SVB Financial Group *	154	8,869
Trico Bancshares	2,200	33,176
Trustmark Corp.	2,177	39,317
Webster Financial Corp.	800	15,888
Wilmington Trust Corp.	1,544	36,392

		799,382

Commercial Services & Supplies (2.0%)
Administaff, Inc.	800	22,968
EnergySolutions, Inc.	2,081	42,681
Kimball International, Inc., Class B	1,200	12,852
Knoll, Inc.	493	7,612
Volt Information Sciences, Inc. *	1,280	17,754

		103,867

Communications Equipment (2.5%)
ADC Telecommunications, Inc. *	3,511	33,214
Cogo Group, Inc. *	400	1,848
Powerwave Technologies, Inc. *	19,500	79,950
Sycamore Networks, Inc. *	4,800	16,704

		131,716

Construction & Engineering (0.7%)
Michael Baker Corp. *	1,140	33,585
Sterling Construction Co., Inc. *	59	1,217

		34,802

Containers & Packaging (1.9%)
AptarGroup, Inc.	400	15,480
Greif, Inc., Class A	650	39,546
Rock-Tenn Co., Class A	997	35,443
Silgan Holdings, Inc.	163	8,610

		99,079

Diversified Financial Services (1.8%)
Interactive Brokers Group, Inc., Class A *	1,865	52,332
Nasdaq OMX Group (The) *	1,517	42,127

		94,459

Electric Utilities (1.1%)
Allete, Inc.	500	21,280
Westar Energy, Inc.	1,600	35,328

		56,608

Electrical Equipment (0.7%)
Fushi Copperweld, Inc. *	180	2,817
Regal-Beloit Corp.	796	33,233

		36,050

Electronic Equipment & Instruments (1.0%)
Anixter International, Inc. *	300	20,409
Celestica, Inc. *	1,000	7,950
Mettler Toledo International, Inc. *	200	21,502
Technitrol, Inc.	200	2,804

		52,665

Food & Staples Retailing (1.4%)
Andersons, Inc. (The)	231	10,499
BJ’s Wholesale Club, Inc. *	1,200	45,036
Longs Drug Stores Corp.	420	19,635

		75,170

Food Products (0.4%)
Dean Foods Co. *	90	1,917
Ralcorp Holdings, Inc. *	400	21,584

		23,501

Gas Utilities (2.3%)
New Jersey Resources Corp.	650	22,158
Nicor, Inc.	200	7,964
Northwest Natural Gas Co.	500	22,625

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Gas Utilities (continued)
Piedmont Natural Gas Co.	850	$22,763
South Jersey Industries, Inc.	400	14,920
WGL Holdings, Inc.	900	31,077

		121,507

Health Care Equipment & Supplies (2.1%)
CONMED Corp. *	1,733	52,666
Inverness Medical Innovations, Inc. *	1,690	56,970

		109,636

Health Care Providers & Services (1.1%)
Five Star Quality Care, Inc. *	5,560	24,408
Healthspring, Inc. *	340	6,613
Hythiam, Inc. *	10,600	25,440

		56,461

Hotels, Restraurants & Leisure (4.9%)
CBRL Group, Inc.	1,252	30,261
Denny’s Corp. *	6,132	15,821
Domino’s Pizza, Inc. *	746	9,668
International Speedway Corp., Class A	413	15,194
Ruby Tuesday, Inc. *	9,990	68,731
Ruth’s Hospitality Group, Inc. *	6,000	28,620
Speedway Motorsports, Inc.	890	17,186
Texas Roadhouse, Inc., Class A *	7,780	72,198

		257,679

Information Technology Services (3.9%)
CACI International, Inc., Class A *	1,100	49,456
Ciber, Inc. *	1,013	7,162
Metavante Technologies, Inc. *	1,100	24,486
Ness Technologies, Inc. *	2,940	36,368
Perot Systems Corp., Class A *	540	9,029
SAIC, Inc. *	1,700	32,113
SYKES Enterprises, Inc. *	2,233	39,434
Wright Express Corp. *	400	10,620

		208,668

Insurance (0.6%)
Amtrust Financial Services, Inc.	2,120	30,888

Internet Software & Services (0.7%)
ValueClick, Inc. *	700	8,330
Websense, Inc. *	1,300	27,131

		35,461

Machinery (5.3%)
AGCO Corp. *	839	50,214
Barnes Group, Inc.	1,500	33,885
Blount International, Inc. *	900	10,197
Cascade Corp.	800	35,104
Columbus McKinnon Corp. *	313	8,047
Dynamic Materials Corp.	700	23,051
Hardinge, Inc.	1,169	18,424
Hurco Cos., Inc. *	1,100	32,098
IDEX Corp.	1,270	48,044
Mueller Industries, Inc.	300	7,701
Wabtec Corp.	200	11,100

		277,865

Marine (5.7%)
Omega Navigation Enterprises, Inc., Class A	7,620	119,253
Paragon Shipping, Inc., Class A	2,155	33,058
Safe Bulkers, Inc. *	5,340	101,193
TBS International Ltd., Class A *	941	34,384
Ultrapetrol Bahamas Ltd. *	1,342	14,950

		302,838

Media (1.3%)
Regal Entertainment Group, Class A	4,000	66,600

Metals & Mining (3.8%)
AM Castle & Co.	1,200	24,288
Commercial Metals Co.	943	28,148
Gerdau Ameristeel Corp.	1,000	15,960
NN, Inc.	3,300	43,956
Schnitzer Steel Industries, Inc., Class A	600	54,144
Steel Dynamics, Inc.	600	19,008
Stillwater Mining Co. *	200	1,900
Worthington Industries, Inc.	700	12,418

		199,822

Multi-Utilities (0.1%)
PNM Resources, Inc.	500	5,855

Multiline Retail (0.5%)
Big Lots, Inc. *	800	24,368

Oil, Gas & Consumable Fuels (2.9%)
Berry Petroleum Co., Class A	1,432	61,633
TXCO Resources, Inc. *	1,461	13,733
Warren Resources, Inc. *	5,200	60,736
Western Refining, Inc.	1,890	15,045

		151,147

Paper & Forest Products (0.8%)
Buckeye Technologies, Inc. *	4,453	43,417

Personal Products (0.8%)
Physicians Formula Holdings, Inc. *	4,140	38,626
Prestige Brands Holdings, Inc. *	500	4,960

		43,586

Real Estate Investment Trusts (REITs) (6.5%)
Ashford Hospitality Trust, Inc.	19,800	78,606
CBL & Associates Properties, Inc.	400	7,768
CBRE Realty Finance, Inc.	11,300	30,510
Cedar Shopping Centers, Inc.	4,800	61,248
Duke Realty Corp.	400	9,892
Entertainment Properties Trust	500	26,820
First Industrial Realty Trust, Inc.	600	14,874
Hersha Hospitality Trust	2,190	15,549
Lexington Realty Trust	3,000	43,200
National Retail Properties, Inc.	800	16,912
Washington Real Estate Investment Trust	1,100	37,686

		343,065

Road & Rail (1.7%)
Arkansas Best Corp.	886	32,906
Celadon Group, Inc. *	3,300	43,659
YRC Worldwide, Inc. *	914	15,447

		92,012

Semiconductors & Semiconductor Equipment (3.4%)
Fairchild Semiconductor International, Inc. *	1,200	14,580
Integrated Device Technology, Inc. *	13,000	130,260
Silicon Motion Technology Corp. ADR–TW*	295	2,183
Teradyne, Inc. *	2,900	27,173
Tessera Technologies, Inc. *	444	7,734

		181,930

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Small Cap Value Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Software (1.3%)
Magma Design Automation, Inc. *	700	$4,438
Parametric Technology Corp. *	946	18,324
Quest Software, Inc. *	3,220	48,654

		71,416

Specialty Retail (3.6%)
Asbury Automotive Group, Inc.	2,050	20,316
Cabela’s, Inc., Class A *	3,800	44,156
Collective Brands, Inc. *	1,500	19,320
Dress Barn, Inc. *	1,918	30,937
J Crew Group, Inc. *	1,190	34,224
JOS. A. Bank Clothiers, Inc. *	918	20,563
Office Depot, Inc. *	3,100	21,080

		190,596

Textiles, Apparel & Luxury Goods (1.5%)
Jones Apparel Group, Inc.	1,000	16,740
Phillips-Van Heusen Corp.	1,400	49,560
Wolverine World Wide, Inc.	500	13,365

		79,665

Thrifts & Mortgage Finance (2.2%)
Berkshire Hills Bancorp, Inc.	1,100	29,150
First Busey Corp.	3,697	52,572
First Niagara Financial Group, Inc.	1,200	16,788
OceanFirst Financial Corp.	201	3,636
Washington Federal, Inc.	672	12,499

		114,645

Trading Companies & Distributors (1.6%)
Beacon Roofing Supply, Inc. *	2,600	34,788
H&E Equipment Services, Inc. *	2,500	31,825
Interline Brands, Inc. *	1,210	19,106

		85,719

Total Common Stocks		5,019,931

Warrant (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/6/12*	2,600	0

Repurchase Agreement (7.6%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $401,339, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $409,342	$401,316	401,316

Total Investments (Cost $5,960,435)(a) — 102.7%		5,421,247
Liabilities in excess of other assets — (2.7)%		(141,684)

NET ASSETS — 100.0%		$5,279,563

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

TW	Taiwan

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Technology and Communications Fund

	Shares	Value
Common Stocks (93.4%)
Communications Equipment (17.8%)
Cisco Systems, Inc. *	19,454	$427,794
Comverse Technology, Inc. *	23,000	344,540
Neutral Tandem, Inc. *	14,846	256,539
Nokia OYJ ADR– FI	23,445	640,517
QUALCOMM, Inc.	14,299	791,307
Research In Motion Ltd. *	5,621	690,371

		3,151,068

Computers & Peripherals (13.9%)
Acer, Inc. (a)	49,735	101,548
Apple, Inc. *	2,253	358,114
Dell, Inc. *	20,050	492,629
EMC Corp. *	18,670	280,237
International Business Machines Corp.	2,405	307,792
NetApp, Inc. *	12,000	306,600
Palm, Inc.	47,380	311,760
Wincor Nixdorf AG (a)	4,095	305,102

		2,463,782

Consumer Finance (1.4%)
MasterCard, Inc., Class A	1,000	244,150

Diversified Consumer Services (1.5%)
Apollo Group, Inc., Class A *	4,200	261,618

Electronic Equipment & Instruments (1.4%)(a)
Omron Corp.	14,184	248,966

Information Technology Services (7.4%)
Automatic Data Processing, Inc.	7,570	323,315
Cognizant Technology Solutions Corp., Class A *	10,961	307,675
Euronet Worldwide, Inc. *	24,160	386,560
Wright Express Corp. *	10,900	289,395

		1,306,945

Internet Software & Services (2.7%)
Google, Inc., Class A *	1,022	484,172

Machinery (2.9%)
Fanuc Ltd. (a)	3,187	253,121
FreightCar America, Inc.	6,880	262,059

		515,180

Office Electronics (1.5%)(a)
Canon, Inc.	5,800	265,127

Semiconductors & Semiconductor Equipment (19.0%)
Elpida Memory, Inc. *(a)	9,439	268,733
FEI Co. *	11,460	289,365
Intel Corp.	11,792	261,665
MediaTek, Inc. (a)	1,029	10,666
Microsemi Corp. *	13,340	346,306
NVIDIA Corp. *	45,030	515,143
Samsung Electronics Co., Ltd. GDR	1,981	366,036
Tessera Technologies, Inc. *	49,710	865,948
Texas Instruments, Inc.	17,959	437,841

		3,361,703

Software (18.9%)
Adobe Systems, Inc. *	8,500	351,475
Checkpoint Software Technologies Ltd. *	11,150	254,555
Citrix Systems, Inc. *	13,100	348,984

	Shares or Principal Amount	Value
Electronic Arts, Inc. *	8,279	$357,487
Microsoft Corp.	16,769	431,299
Novell, Inc. *	54,300	302,451
Oracle Corp. *	12,252	263,786
Quest Software, Inc. *	17,640	266,540
Synopsys, Inc. *	14,560	349,731
VMware, Inc., Class A *	11,770	421,954

		3,348,262

Wireless Telecommunication Services (5.0%)
American Tower Corp., Class A *	8,411	352,421
Crown Castle International Corp. *	7,000	267,400
Vodafone Group PLC (a)	98,714	264,402

		884,223

Total Common Stocks		16,535,196

Repurchase Agreement (1.5%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $270,106, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $275,492	$270,090	270,090

Total Investments (Cost $17,359,067)(b) — 94.9%		16,805,286
Other assets in excess of liabilities — 5.1%		895,038

NET ASSETS — 100.0%		$17,700,324

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

FI	Finland

GDR	Global Depository Receipt

PLC	Public Liability Co.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen China Opportunities Fund

	Shares	Value
Common Stocks (93.4%)
Canada (0.9%)
Metals & Mining (0.9%)
Silvercorp Metals, Inc.	130,095	$629,062

China (32.1%)
Airlines (1.4%)(a)
Air China	1,700,000	968,432

Commercial Banks (6.9%)(a)
China Construction Bank Corp., Class H	3,641,000	3,175,324
China Merchants Bank Co. Ltd.	412,000	1,484,716

		4,660,040

Diversified Telecommunication Services (2.0%)(a)
China Communications Services Corp. Ltd.	1,774,000	1,346,522

Electrical Equipment (0.9%)(a)
BYD Co. Ltd., Class H	605,200	612,968

Energy Equipment & Services (1.8%)(a)
Anhui Tianda Oil Pipe Co., Ltd.	398,000	84,387
China Oilfield Services Ltd.	784,000	1,161,549

		1,245,936

Food Products (0.4%)(a)
Uni-President China Holdings Ltd.*	723,000	288,045

Health Care Equipment & Supplies (1.4%)
China Medical Technologies, Inc. ADR	20,100	963,192

Insurance (1.3%)(a)
Ping An Insurance Co. of China Ltd.	128,500	885,267

Internet Software & Services (0.8%)
SINA Corp.	12,349	558,545

Machinery (1.1%)(a)
First Tractor Co. Ltd.	1,194,000	267,650
Yangzijiang Shipbuilding Holdings Ltd.	834,000	481,708

		749,358

Marine (1.9%)(a)
China Shipping Development Co. Ltd.	316,000	958,810
Sinotrans Shipping Ltd.*	700,000	337,855

		1,296,665

Media (1.7%)
Focus Media Holding Ltd. ADR*	37,900	1,126,009

Metals & Mining (4.6%)(a)
Hidili Industry International Development Ltd.	1,173,000	1,739,816
Maanshan Iron & Steel Co. Ltd.	2,192,000	1,351,800

		3,091,616

Oil, Gas & Consumable Fuels (4.6%)
PetroChina Co. Ltd.(a)	798,000	1,062,524
PetroChina Co. Ltd. ADR	1,612	215,138
Yanzhou Coal Mining Co. Ltd.(a)	1,000,000	1,804,985

		3,082,647

Textiles, Apparel & Luxury Goods (0.8%)(a)
China Dongxiang Group Co.	1,409,385	538,578

Transportation Infrastructure (0.5%)(a)
Dalian Port Co. Ltd., Class H	594,000	354,967

		21,768,787

Hong Kong (58.5%)
Auto Components (1.2%)(a)
Minth Group Ltd.	428,000	279,988
Xinyi Glass Holdings Co. Ltd.	918,000	542,976

		822,964

Capital Markets (0.1%)(a)
Regent Pacific Group Ltd.*	1,499,000	84,762

Commercial Banks (10.0%)(a)
Bank of East Asia Ltd.	186,000	897,103
BOC Hong Kong Holdings Ltd.	561,000	1,412,379
Fubon Bank (Hong Kong) Ltd.	442,000	280,103
Industrial & Commerical Bank of China	5,599,000	4,187,092

		6,776,677

Communications Equipment (1.1%)(a)
AAC Acoustic Technology Holdings, Inc.*	834,000	751,332

Construction & Engineering (0.6%)(a)
China State Construction International Holdings Ltd.	792,000	196,338
HKC Holdings Ltd.	1,459,842	238,902

		435,240

Construction Materials (0.5%)(a)
Prosperity Mineral Holdings Ltd.	149,294	313,546

Containers & Packaging (0.4%)(a)
AMVIG Holdings Ltd.	287,000	288,974

Diversified Telecommunication Services (0.9%)(a)
Citic 1616 Holdings Ltd.	2,498,000	642,065

Electric Utility (1.1%)(a)
Dantang International Power Generation Co. Ltd.	1,236,000	726,463

Electronic Equipment & Instruments (1.3%)(a)
Kingboard Chemical Holdings Ltd.	179,000	850,636

Food Products (2.8%)(a)
China Agri-Industries Holdings Ltd.*	2,712,000	1,922,304

Independent Power Producers & Energy Traders (0.4%)(a)
China Resources Power Holdings Co.	128,000	283,614

Industrial Conglomerates (2.2%)(a)
Hutchison Whampoa Ltd.	160,000	1,496,790

Insurance (1.6%)(a)
China Insurance International Holdings Co. Ltd.	483,000	1,099,433

Leisure Equipment & Products (2.0%)(a)
Li Ning Co. Ltd.	557,500	1,351,596

Marine (1.7%)(a)
Pacific Basin Shipping Ltd.	800,000	1,121,926

Metals & Mining (2.3%)(a)
Shougang Concord International Enterprises Co. Ltd.	4,718,000	1,552,646

Oil, Gas & Consumable Fuels (5.3%)
CNOOC Ltd.(a)	1,746,000	2,576,029
CNOOC Ltd. ADR	6,700	987,446

		3,563,475

Personal Products (1.4%)(a)
Hengan International Group Co. Ltd.	305,000	922,475

Produce, Food & Tobacco Flavorings (1.5%)(a)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
Hong Kong (continued)
Produce, Food & Tobacco Flavorings(a) (continued)
Huabao International Holdings Ltd.	1,255,000	$1,003,688

Real Estate Management & Development (8.6%)(a)
Cheung Kong Holdings Ltd.	160,000	2,238,525
Chinese Estates Holdings Ltd.	910,978	1,291,994
Kerry Properties Ltd.	175,053	924,524
Swire Pacific Ltd., Class A	127,000	1,356,520

		5,811,563

Specialty Retail (2.3%)(a)
Dickson Concepts International Ltd.	558,500	367,470
GOME Electrical Appliances Holdings Ltd.	2,868,000	1,202,641

		1,570,111

Textiles, Apparel & Luxury Goods (0.4%)(a)
China Ting Group Holdings Ltd.	1,656,000	269,563

Wireless Telecommunication Services (8.8%)
China Mobile Ltd.(a)	369,500	4,936,710
China Mobile Ltd. ADR	14,946	999,140

		5,935,850

		39,597,693

Singapore (0.9%)(a)
Marine (0.9%)
Cosco Corp. Singapore Ltd.	286,000	632,433

Taiwan (1.0%)(a)
Metals & Mining (1.0%)
China Steel Corp.	453,200	645,567

Total Common Stocks		63,273,542

Exchange Traded Funds (1.3%)
Hong Kong (1.3%)
Equity Fund (1.3%)
BOCI-Prudential-W.I.S.E.-CSI China Tracker Fund	216,200	860,488

Equity Linked Notes (2.9%)
China (2.9%)
Chemicals (0.5%)
Qinghai Salt Lake Potash Co., Class A, 0.00%, 08/21/17*	25,500	328,950

Construction Materials (1.2%)
Anhui Conch Cement Co. Ltd., 0.00%, 04/07/13*	150,600	813,240

Insurance (1.2%)
Ping An Insurance Group Co. of China Ltd., Class A, 0.00%, 04/01/13	128,000	805,120

Total Equity Linked Notes		1,947,310

Warrants (0.0%)
Hong Kong (0.0%)
Construction & Engineering (0.0%)
China State Construction International Holdings Ltd., Expiring 2/28/09*	857	11
Hong Kong Construction Holdings, Ltd., Expiring 11/30/09*	360,184	5,909

Total Warrants		5,920

Total Investments (Cost $76,741,550)(b) — 97.6%		66,087,260
Other assets in excess of liabilities — 2.4%		1,643,439

NET ASSETS — 100.0%		$67,730,699

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Developing Markets Fund

	Shares	Value
Common Stocks (84.6%)
Argentina (0.5%)
Energy Equipment & Services (0.5%)
Tenaris SA ADR	8,560	$515,740

Brazil (10.3%)
Commercial Banks (1.0%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	7,900	1,039,877

Diversified Telecommunication Services (1.1%)
Brasil Telecom Participacoes SA ADR	18,479	1,444,319

Electric Utility (1.4%)
MPX Energia SA*	3,300	1,454,209

Multiline Retail (1.9%)
Lojas Renner SA	104,500	2,048,221

Oil, Gas & Consumable Fuels (3.7%)
Petroleo Brasileiro SA ADR	71,243	3,983,196

Transportation Infrastructure (1.2%)
Companhia de Concessoes Rodoviarias	64,098	1,323,060

		11,061,919

China (5.1%)(a)
Commercial Banks (2.2%)
China Construction Bank Corp., Class H	2,739,000	2,388,688

Construction Materials (0.6%)
Anhui Conch Cement Co. Ltd.*	111,300	649,431

Insurance (0.9%)
Ping An Insurance Co. of China Ltd.	129,000	888,712

Marine (0.5%)
China Shipping Development Co. Ltd.	186,000	564,363

Oil, Gas & Consumable Fuels (0.9%)
PetroChina Co. Ltd.	743,200	989,558

		5,480,752

Czech Republic (3.3%)
Electric Utility (2.3%)(a)
CEZ AS	29,828	2,468,027

Metals & Mining (1.0%)
New World Resources NV*	34,419	1,064,147

		3,532,174

Egypt (0.8%)
Diversified Telecommunication Services (0.8%)
Telecom Egypt GDR	66,718	917,372

Hong Kong (6.7%)(a)
Independent Power Producers & Energy Traders (1.2%)
China Resources Power Holdings Co.	566,300	1,254,770

Marine (1.1%)
Pacific Basin Shipping Ltd.	886,400	1,243,094

Oil, Gas & Consumable Fuels (1.8%)
CNOOC Ltd.	1,301,000	1,919,481

Wireless Telecommunication Services (2.6%)
China Mobile Ltd.	210,600	2,813,724

		7,231,069

India (1.5%)
Commercial Banks (0.6%)
ICICI Bank Ltd. ADR	20,805	616,036

Information Technology Services (0.9%)
Satyam Computer Services Ltd. ADR	44,406	947,624

		1,563,660

Indonesia (0.8%)
Commercial Banks (0.7%)(a)
Bank Central Asia Tbk PT	2,389,000	786,937

Oil, Gas & Consumable Fuels (0.1%)
Indika Energy Tbk PT*	193,000	66,881

		853,818

Israel (0.6%)(a)
Chemicals (0.6%)
Israel Chemicals Ltd.	32,700	605,396

Kazakhstan (1.4%)(a)
Oil, Gas & Consumable Fuels (1.4%)
KazMunaiGas Exploration Production GDR	57,300	1,457,554

Malaysia (2.4%)
Commercial Banks (1.0%)(a)
Bumiputra Commerce Holdings Bhd	385,400	1,029,563

Food Products (0.6%)(a)
IOI Corp. Bhd	398,570	700,097

Wireless Telecommunication Services (0.8%)
TM International Bhd*	446,600	871,381

		2,601,041

Mexico (6.6%)
Commercial Banks (1.2%)
Grupo Financiero Banorte SAB de CV	301,779	1,298,750

Food & Staples Retailing (1.3%)
Wal-Mart de Mexico SAB de CV, Series V	327,723	1,333,354

Metals & Mining (2.2%)
Grupo Mexico SAB de CV, Series B	585,105	1,042,790
Industrias CH SAB de CV, Series B*	254,600	1,329,054

		2,371,844

Wireless Telecommunication Services (1.9%)
America Movil SAB de CV, Series L ADR	41,013	2,070,746

		7,074,694

Morocco (0.3%)(a)
Real Estate Management & Development (0.3%)
Compagnie Generale Immobiliere	1,012	301,365

Peru (1.1%)
Commercial Banks (1.1%)
Credicorp Ltd.	15,473	1,145,157

Poland (1.7%)
Beverages (0.6%)
Central European Distribution Corp.*	9,380	684,365

Diversified Telecommunication Services (1.1%)(a)
Telekomunikacja Polska SA	106,842	1,182,093

		1,866,458

Republic of Korea (South) (13.3%)
Building Products (0.6%)(a)
KCC Corp.	1,527	655,371

Chemicals (1.3%)(a)
LG Chem Ltd.	13,257	1,348,314

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Developing Markets Fund

	Shares	Value
Common Stocks (continued)
Republic of Korea (South) (continued)
Commercial Banks (3.5%)
Industrial Bank of Korea(a)	82,950	$1,282,466
Kookmin Bank ADR	31,489	1,805,579
Shinhan Financial Group Co. Ltd.(a)	15,380	716,974

		3,805,019

Household Durables (0.8%)(a)
LG Electronics, Inc.	8,597	878,515

Industrial Conglomerates (0.8%)(a)
LG Corp.	13,200	843,236

Insurance (1.1%)(a)
Samsung Fire & Marine Insurance Co. Ltd.	6,023	1,188,657

Machinery (1.4%)(a)
Hanjin Heavy Industries & Construction Co. Ltd.	16,567	713,254
Hyundai Heavy Industries	2,587	787,845

		1,501,099

Metals & Mining (2.0%)(a)
POSCO	4,131	2,198,440

Semiconductors & Semiconductor Equipment (1.8%)(a)
Samsung Electronics Co. Ltd.	3,470	1,920,275

		14,338,926

Russian Federation (11.3%)
Automobiles (1.4%)(a)
Severstal-Avto	29,285	1,485,042

Chemicals (1.3%)(a)
Uralkali GDR	24,637	1,439,344

Commercial Banks (1.8%)(a)
Sberbank	644,000	1,893,533

Metals & Mining (0.7%)(a)
Evraz Group SA GDR	8,150	778,603

Oil, Gas & Consumable Fuels (4.9%)(a)
Gazprom OAO ADR*	97,808	4,711,411
LUKOIL ADR	6,800	564,763

		5,276,174

Transportation Infrastructure (0.2%)(a)
Novorossiysk Commercial Sea Port GDR	19,019	260,560

Wireless Telecommunication Services (1.0%)
Mobile Telesystems OJSC ADR	14,717	1,050,794

		12,184,050

South Africa (5.0%)(a)
Industrial Conglomerates (0.9%)
Barloworld Ltd.	107,408	978,511

Metals & Mining (1.0%)
Impala Platinum Holdings Ltd.	32,100	1,066,841

Oil, Gas & Consumable Fuels (1.4%)
Sasol Ltd.	27,560	1,471,611

Wireless Telecommunication Services (1.7%)
MTN Group Ltd.	107,552	1,843,471

		5,360,434

Taiwan (8.4%)
Chemicals (0.5%)(a)
Nan Ya Plastics Corp.	339,000	579,870

Computers & Peripherals (1.0%)(a)
Asustek Computer, Inc.	392,000	1,020,338

Construction Materials (0.6%)(a)
Taiwan Cement Corp.	548,712	696,051

Electronic Equipment & Instruments (1.7%)(a)
HON HAI Precision Industry Co. Ltd.	388,400	1,877,035

Insurance (0.7%)(a)
Shin Kong Financial Holding Co. Ltd.	1,267,000	709,890

Metals & Mining (0.8%)(a)
China Steel Corp.	615,940	877,384

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Semiconductor Engineering, Inc.(a)	1,138,594	979,570
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	929,908	1,680,021
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	65,295	620,307

		3,279,898

		9,040,466

Thailand (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Banpu PCL NVDR	144,316	1,780,691
PTT Exploration & Production PCL NVDR(a)	261,800	1,165,533

		2,946,224

Turkey (0.8%)(a)
Commercial Banks (0.8%)
Turkiye Vakiflar Bankasi Tao, Class D	428,315	867,002

Total Common Stocks		90,945,271

Preferred Stocks (7.5%)
Brazil (7.1%)
Beverages (1.2%)
Cia Brasileira de Distribuicao Groupo Pao de Acucar ADR	28,235	1,301,351

Commercial Banks (1.7%)
Banco Bradesco SA	88,380	1,868,296

Metals & Mining (4.2%)
Companhia Vale do Rio Doce	127,640	3,316,945
Usinas Siderurgicas de Minas Gerais SA	27,700	1,199,602

		4,516,547

		7,686,194

Republic of Korea (South) (0.4%)(a)
Semiconductors & Semiconductor Equipment (0.4%)
Samsung Electronics Co. Ltd. GDR	2,067	382,395

Total Preferred Stocks		8,068,589

Equity Linked Notes (5.8%)
Egypt (0.4%)
Real Estate Management & Development (0.4%)
Talaat Moustafa Group, 0.00%, 11/24/08*	293,900	449,667

India (4.6%)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Developing Markets Fund

	Shares or Principal Amount	Value
Equity Linked Notes (continued)
India (continued)
Electric Utility (0.3%)
Tata Power Co. Ltd., 0.00%, 03/28/12	15,716	$360,211

Metals & Mining (0.7%)
Tata Steel Ltd., 0.00%, 05/20/10	44,266	692,763

Oil, Gas & Consumable Fuels (1.6%)
Reliance Industries Ltd., 0.00%, 03/09/09	36,551	1,731,055

Pharmaceuticals (0.9%)
Sun Pharmaceutical Industries Ltd., 0.00%, 01/05/09*	30,005	994,666

Wireless Telecommunication Services (1.1%)
Bharti Airtel Ltd., 0.00%, 01/24/17*	67,016	1,172,780

		4,951,475

United Arab Emirates (0.8%)
Commercial Banks (0.8%)
Union National Bank, 0.00%, 10/05/10	322,528	832,122

Total Equity Linked Notes		6,233,264

Repurchase Agreement (1.4%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $1,574,679, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $1,606,081	$1,574,590	1,574,590

Total Investments (Cost $109,199,272)(b) — 99.3%		107,052,677
Other assets in excess of liabilities — 0.7%		719,000

NET ASSETS — 100.0%		$107,771,677

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non Voting Depositary Receipt.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares	Value
Common Stocks (99.1%)
Australia (2.8%)(a)
Commercial Banks (2.0%)
Australia & New Zealand Banking Group Ltd.	33,766	$511,078
Commonwealth Bank of Australia	23,570	873,835

		1,384,913

Real Estate Investment Trusts (REITs) (0.8%)
Westfield Group*	1,011	15,486
Westfield Group	38,649	583,166

		598,652

		1,983,565

Austria (1.0%)(a)
Insurance (1.0%)
Vienna Insurance Group	10,624	707,316

Bermuda (0.6%)
Capital Markets (0.6%)
Lazard Ltd., Class A	10,460	426,873

Brazil (0.2%)(a)
Diversified Financial Services (0.2%)
Bovespa Holding SA	14,000	175,156

Canada (4.0%)
Commercial Banks (4.0%)
Royal Bank of Canada	30,880	1,425,300
Toronto-Dominion Bank	22,730	1,383,073

		2,808,373

China (1.1%)(a)
Commercial Banks (1.1%)
China Construction Bank Corp., Class H	919,020	801,479

France (6.0%)(a)
Commercial Banks (3.3%)
BNP Paribas	23,580	2,324,343

Insurance (2.7%)
AXA SA	64,107	1,884,016

		4,208,359

Germany (0.7%)(a)
Commercial Banks (0.7%)
Commerzbank AG	15,700	501,150

Greece (5.0%)(a)
Commercial Banks (5.0%)
Alpha Bank AE	42,974	1,267,077
National Bank of Greece SA	47,119	2,219,368

		3,486,445

Hong Kong (1.0%)(a)
Real Estate Management & Development (1.0%)
Hang Lung Group Ltd.	156,650	694,774

Italy (2.8%)(a)
Commercial Banks (2.8%)
UniCredit SpA	325,282	1,937,778

Japan (10.0%)(a)
Commercial Banks (4.6%)
Mitsubishi UFJ Financial Group, Inc.	180,240	1,591,789
Sumitomo Mitsui Financial Group, Inc.	140	1,086,370
Suruga Bank Ltd.	41,390	516,018

		3,194,177

Consumer Finance (1.5%)
ORIX Corp.	7,030	1,064,485

Insurance (1.6%)
Tokio Marine Holdings, Inc.	30,410	1,141,123

Real Estate Management & Development (2.3%)
Mitsubishi Estate Co. Ltd.	47,920	1,154,279
Sumitomo Realty & Development Co. Ltd.	22,480	462,988

		1,617,267

		7,017,052

Singapore (1.0%)(a)
Real Estate Management & Development (1.0%)
CapitaLand Ltd.	164,900	680,671

Spain (7.4%)
Commercial Banks (7.4%)
Banco Bilbao Vizcaya Argentaria SA(a)	97,619	1,793,786
Banco Santander SA	176,677	3,439,022

		5,232,808

Switzerland (3.8%)(a)
Capital Markets (1.6%)
Bank Sarasin & Cie AG	10,034	455,706
Credit Suisse Group AG	13,573	677,966

		1,133,672

Insurance (2.2%)
Zurich Financial Services AG	5,763	1,515,016

		2,648,688

United Kingdom (7.8%)(a)
Commercial Banks (6.3%)
HSBC Holdings PLC	195,263	3,228,799
Royal Bank of Scotland Group PLC	282,254	1,170,928

		4,399,727

Insurance (1.5%)
Aviva PLC	110,549	1,096,891

		5,496,618

United States (43.9%)
Capital Markets (11.4%)
Charles Schwab Corp. (The)	39,980	915,142
Goldman Sachs Group, Inc. (The)	7,680	1,413,427
Invesco Ltd.	68,070	1,585,350
Lehman Brothers Holdings, Inc.	43,300	750,822
State Street Corp.	30,400	2,177,856
TD Ameritrade Holding Corp.*	37,360	743,838
Waddell & Reed Financial, Inc., Class A	13,530	451,902

		8,038,337

Commercial Banks (8.5%)
Bank of the Ozarks, Inc.	24,160	495,280
BB&T Corp.	38,380	1,075,408
Boston Private Financial Holdings, Inc.	8,920	69,844
PNC Financial Services Group, Inc.	19,670	1,402,274
Synovus Financial Corp.	74,600	709,446
TCF Financial Corp.	35,590	453,772
Wachovia Corp.	31,000	535,370
Wells Fargo & Co.	41,800	1,265,286

		6,006,680

Consumer Finance (4.0%)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
United States (continued)
Consumer Finance (continued)
Capital One Financial Corp.	43,380	$1,815,887
Visa, Inc., Class A*	13,240	967,314

		2,783,201

Diversified Financial Services (9.6%)
Bank of America Corp.	31,150	1,024,835
Citigroup, Inc.	48,840	912,820
CME Group, Inc.	2,530	911,129
IntercontinentalExchange, Inc.*	13,360	1,333,328
JPMorgan Chase & Co.	63,240	2,569,441

		6,751,553

Information Technology Services (2.1%)
Alliance Data Systems Corp.*	22,800	1,462,620

Insurance (7.3%)
Aflac, Inc.	16,570	921,458
American International Group, Inc.	24,700	643,435
Hanover Insurance Group, Inc. (The)	28,740	1,233,521
HCC Insurance Holdings, Inc.	39,650	898,072
Prudential Financial, Inc.	8,130	560,726
Travelers Cos., Inc. (The)	19,630	866,076

		5,123,288

Real Estate Investment Trusts (REITs) (1.0%)
Health Care REIT, Inc.	6,540	326,150
SL Green Realty Corp.	4,150	345,861

		672,011

		30,837,690

Total Common Stocks		69,644,795

Repurchase Agreement (0.3%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $183,332, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $186,988	$183,321	183,321

Total Investments (Cost $75,675,866)(b) — 99.4%		69,828,116
Other assets in excess of liabilities — 0.6%		419,734

NET ASSETS — 100.0%		$70,247,850

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

PLC	Public Liability Co.

REIT	Real Estate Investment Trust

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Global Utilities Fund

	Shares	Value
Common Stocks (98.3%)
Austria (0.5%)(a)
Diversified Telecommunication Services (0.5%)
Telekom Austria AG	5,660	$116,485

Belgium (0.4%)(a)
Electric Utility (0.2%)
Elia System Operator SA NV	970	39,300

Wireless Telecommunication Services (0.2%)
Mobistar SA	730	60,243

		99,543

France (6.9%)(a)
Construction & Engineering (0.6%)
Bouygues SA	1,990	128,637

Diversified Telecommunication Services (3.5%)
France Telecom SA	25,203	796,818

Gas Utility (2.8%)
GDF Suez	10,311	645,233

		1,570,688

Germany (9.6%)(a)
Diversified Telecommunication Services (0.4%)
Deutsche Telekom AG	5,660	97,969

Electric Utility (5.5%)
E. ON AG	6,594	1,259,680

Multi-Utilities (3.7%)
RWE AG	7,070	844,926

		2,202,575

Greece (0.4%)(a)
Diversified Telecommunication Services (0.4%)
Hellenic Telecommunications Organization SA	3,967	82,466

Hong Kong (0.2%)(a)
Electric Utility (0.2%)
CLP Holdings Ltd.	4,000	32,734

Italy (0.6%)(a)
Diversified Telecommunication Services (0.4%)
Telecom Italia SpA	21,196	38,039
Telecom Italia SpA RNC	43,700	58,997

		97,036

Gas Utility (0.2%)
Snam Rete Gas SpA	5,031	33,251

		130,287

Japan (5.2%)(a)
Diversified Telecommunication Services (0.9%)
Nippon Telegraph & Telephone Corp.	41	208,334

Electric Utilities (1.6%)
Chubu Electric Power Co., Inc.	3,300	79,271
Kansai Electric Power Co., Inc. (The)	2,600	60,634
Kyushu Electric Power Co., Inc.	2,000	42,251
Tohoku Electric Power Co., Inc.	1,700	37,772
Tokyo Electric Power Co., Inc. (The)	5,100	140,476

		360,404

Gas Utilities (0.3%)
Osaka Gas Co. Ltd.	11,000	39,712
Tokyo Gas Co. Ltd.	8,000	32,227

		71,939

Wireless Telecommunication Services (2.4%)
KDDI Corp.	44	252,091
NTT DoCoMo, Inc.	191	310,281

		562,372

		1,203,049

Mexico (0.7%)
Wireless Telecommunication Services (0.7%)
America Movil SAB de CV, Series L ADR	3,200	161,568

Netherlands (2.9%)(a)
Diversified Telecommunication Services (2.9%)
Koninklijke KPN NV	38,570	671,375

Norway (0.9%)(a)
Diversified Telecommunication Services (0.9%)
Telenor ASA	13,370	201,277

Portugal (0.6%)(a)
Electric Utility (0.6%)
Energias de Portugal SA	25,950	141,866

Singapore (1.0%)(a)
Diversified Telecommunication Services (1.0%)
Singapore Telecommunications Ltd.	88,000	229,037

Spain (11.9%)(a)
Diversified Telecommunication Services (6.6%)
Telefonica SA	59,000	1,530,759

Electric Utilities (5.3%)
Iberdrola SA	54,950	746,375
Union Fenosa SA	17,307	464,087

		1,210,462

		2,741,221

United Kingdom (14.0%)(a)
Electric Utility (2.0%)
Scottish & Southern Energy PLC	17,096	473,510

Independent Power Producers & Energy Traders (0.6%)
International Power PLC	16,680	135,725

Multi-Utilities (1.3%)
Centrica PLC	46,980	291,662

Water Utilities (1.9%)
Pennon Group PLC	23,309	294,454
United Utilities Group PLC	11,142	152,828

		447,282

Wireless Telecommunication Services (8.2%)
Vodafone Group PLC	700,000	1,874,924

		3,223,103

United States (42.5%)
Diversified Telecommunication Services (10.1%)
AT&T, Inc.	52,988	1,632,560
Fairpoint Communications, Inc.	702	4,872
Verizon Communications, Inc.	20,230	688,629

		2,326,061

Electric Utilities (17.2%)
Duke Energy Corp.	8,140	143,101
Edison International	3,951	190,991
Entergy Corp.	5,650	604,098
Exelon Corp.	10,910	857,744
FirstEnergy Corp.	8,520	626,646
FPL Group, Inc.	10,190	657,561
PPL Corp.	16,884	792,873

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Global Utilities Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
United States (continued)
Electric Utilities (continued)
Progress Energy, Inc.	2,110	$89,274

		3,962,288

Gas Utility (2.7%)
Questar Corp.	11,700	618,696

Independent Power Producers & Energy Traders (4.9%)
Constellation Energy Group, Inc.	5,010	416,631
NRG Energy, Inc.*	10,620	385,400
Reliant Energy, Inc.*	17,860	323,445

		1,125,476

Multi-Utilities (4.8%)
Alliant Energy Corp.	3,590	115,706
CenterPoint Energy, Inc.	20,450	322,496
PG&E Corp.	3,400	131,002
Sempra Energy	9,500	533,520

		1,102,724

Oil, Gas & Consumable Fuels (2.8%)
El Paso Corp.	25,430	455,960
Williams Cos., Inc.	5,490	175,955

		631,915

		9,767,160

Total Common Stocks		22,574,434

Right (0.3%)
France (0.3%)
Water Utility (0.3%)
Suez Environnement SA, Expiring 6/22/10*	10,813	77,748

Repurchase Agreement (1.2%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $275,156, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $280,643	$275,140	275,140

Total Investments (Cost $23,462,371)(b) — 99.8%		22,927,322
Other assets in excess of liabilities — 0.2%		41,389

NET ASSETS — 100.0%		$22,968,711

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Co.

RNC	Savings Shares

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen International Equity Fund

	Shares	Value
Common Stocks (96.5%)
Australia (4.6%)(a)
Biotechnology (1.9%)
CSL Ltd.	244,720	$7,910,963

Information Technology Services (1.5%)
Computershare Ltd.	807,870	6,585,063

Metals & Mining (1.2%)
MacArthur Coal Ltd.	345,480	5,212,565

		19,708,591

Brazil (5.8%)
Commercial Banks (1.9%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	62,100	8,174,223

Metals & Mining (2.0%)
Companhia Vale do Rio Doce ADR	340,280	8,905,127

Oil, Gas & Consumable Fuels (1.9%)
Petroleo Brasileiro SA ADR	178,290	8,172,814

		25,252,164

Canada (4.0%)
Chemicals (4.0%)
Agrium, Inc.	111,680	9,827,840
Potash Corp. of Saskatchewan, Inc.	37,630	7,686,680

		17,514,520

France (9.1%)(a)
Commercial Banks (2.3%)
Societe Generale	110,015	10,179,692

Diversified Telecommunication Services (2.0%)
France Telecom SA	269,330	8,515,141

Electrical Equipment (1.8%)
Alstom	70,570	7,898,671

Machinery (2.2%)
Vallourec SA	31,290	9,315,961

Oil, Gas & Consumable Fuels (0.8%)
Total SA	44,590	3,413,879

		39,323,344

Germany (4.3%)(a)
Electric Utility (2.0%)
E. ON AG	44,640	8,527,771

Machinery (1.3%)
MAN AG	56,740	5,689,221

Pharmaceuticals (1.0%)
Bayer AG	52,850	4,542,937

		18,759,929

Hong Kong (4.2%)
Marine (0.8%)(a)
Pacific Basin Shipping Ltd.	2,321,000	3,254,987

Real Estate Management & Development (1.7%)(a)
Cheung Kong Holdings Ltd.	261,000	3,651,593
New World Development Ltd.	2,104,000	3,922,520

		7,574,113

Wireless Telecommunication Services (1.7%)
China Mobile Ltd. ADR	109,040	7,289,324

		18,118,424

Israel (1.8%)
Pharmaceuticals (1.8%)
Teva Pharmaceutical Industries Ltd. ADR	171,190	7,676,160

Italy (1.1%)(a)
Automobiles (1.1%)
Fiat SpA	281,350	4,813,631

Japan (11.1%)(a)
Automobiles (2.0%)
Honda Motor Co. Ltd.	156,600	4,999,884
Toyota Motor Corp.	88,100	3,798,300

		8,798,184

Commercial Banks (1.1%)
Mizuho Financial Group, Inc.	1,021	4,889,442

Food & Staples Retailing (1.1%)
Seven & I Holdings Co. Ltd.	156,100	4,774,525

Machinery (2.0%)
NSK Ltd.	1,023,000	8,427,130

Marine (2.0%)
Mitsui OSK Lines Ltd.	664,000	8,600,161

Software (1.3%)
Nintendo Co. Ltd.	12,000	5,823,040

Tobacco (1.6%)
Japan Tobacco, Inc.	1,447	6,745,634

		48,058,116

Mexico (1.0%)
Commercial Banks (1.0%)
Grupo Financiero Banorte SAB de CV	969,120	4,170,750

Netherlands (2.5%)(a)
Metals & Mining (2.5%)
ArcelorMittal	120,700	10,676,380

Norway (1.7%)(a)
Chemicals (1.7%)
Yara International ASA	101,500	7,213,666

Russian Federation (0.5%)
Specialty Retail (0.5%)
M Video*	352,510	2,291,315

South Africa (1.9%)(a)
Wireless Telecommunication Services (1.9%)
MTN Group Ltd.	483,590	8,288,865

Spain (3.5%)
Commercial Banks (1.6%)
Banco Santander SA	348,600	6,785,507

Diversified Telecommunication Services (1.9%)(a)
Telefonica SA	318,220	8,256,243

		15,041,750

Switzerland (9.9%)(a)
Capital Markets (1.4%)
Julius Baer Holding AG	95,700	6,068,581

Chemicals (2.4%)
Syngenta AG	36,290	10,565,499

Electrical Equipment (1.9%)
ABB Ltd.*	310,330	8,137,341

Food Products (2.5%)
Nestle SA	246,510	10,815,218

Insurance (1.7%)
Zurich Financial Services AG	28,300	7,439,693

		43,026,332

United Kingdom (24.3%)
Aerospace & Defense (0.0%)

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
Common Stocks (continued)
United Kingdom (continued)
Aerospace & Defense (continued)
Rolls-Royce Group PLC, B Shares	1,548	$3

Airlines (0.6%)(a)
British Airways PLC	547,050	2,741,892

Commercial Banks (3.8%)(a)
HSBC Holdings PLC	524,800	8,677,904
Standard Chartered PLC	254,540	7,748,718

		16,426,622

Independent Power Producers & Energy Traders (1.8%)(a)
International Power PLC	973,320	7,919,883

Metals & Mining (5.0%)(a)
Anglo American PLC	73,890	4,223,475
BHP Billiton PLC	185,410	6,135,360
Rio Tinto PLC	54,980	5,752,653
Xstrata PLC	79,460	5,698,558

		21,810,046

Oil, Gas & Consumable Fuels (5.7%)(a)
BG Group PLC	448,040	10,124,422
Royal Dutch Shell PLC, Class A	407,380	14,445,213

		24,569,635

Pharmaceuticals (1.6%)(a)
AstraZeneca PLC	140,800	6,842,409

Tobacco (2.7%)(a)
British American Tobacco PLC	212,260	7,658,905
Imperial Tobacco Group PLC	102,885	3,841,943

		11,500,848

Water Utility (1.2%)(a)
Pennon Group PLC	403,756	5,100,502

Wireless Telecommunication Services (1.9%)(a)
Vodafone Group PLC	3,022,390	8,095,359

		105,007,199

United States (5.2%)
Chemicals (0.9%)
Mosaic Co. (The)*	30,980	3,940,966

Energy Equipment & Services (1.1%)
Transocean, Inc.*	35,512	4,830,697

Oil, Gas & Consumable Fuels (3.2%)
Apache Corp.	61,420	6,889,482
ConocoPhillips	84,250	6,876,485
		13,765,967
		22,537,630

Total Common Stocks		417,478,766

Repurchase Agreement (1.5%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $6,484,940, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $6,614,262	$6,484,571	6,484,571

Total Investments (Cost $431,186,670)(b) — 98.0%		423,963,337
Other assets in excess of liabilities — 2.0%		8,547,916

NET ASSETS — 100.0%		$432,511,253

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

GDR	Global Depository Receipt

PLC	Public Liability Co.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Select Worldwide Fund

	Shares	Value
Common Stocks (98.2%)
Australia (1.5%)(a)
Commercial Banks (1.5%)
Australia & New Zealand Banking Group Ltd.	56,800	$859,718

Brazil (3.3%)
Oil, Gas & Consumable Fuels (3.3%)
Petroleo Brasileiro SA ADR	39,900	1,829,016

Canada (2.3%)
Chemicals (2.3%)
Agrium, Inc.	14,800	1,302,400

Germany (8.0%)(a)
Electric Utility (3.3%)
E. ON AG	9,500	1,814,826

Pharmaceuticals (3.0%)
Bayer AG	19,500	1,676,202

Software (1.7%)
SAP AG	16,600	959,809

		4,450,837

Hong Kong (3.2%)(a)
Real Estate Management & Development (3.2%)
Cheung Kong Holdings Ltd.	128,000	1,790,820

Israel (2.7%)
Pharmaceuticals (2.7%)
Teva Pharmaceutical Industries Ltd. ADR	33,200	1,488,688

Japan (12.0%)(a)
Automobiles (3.0%)
Toyota Motor Corp.	38,400	1,655,559

Food & Staples Retailing (1.9%)
Seven & I Holdings Co. Ltd.	35,300	1,079,697

Household Durables (1.5%)
Matsushita Electric Industrial Co. Ltd.	41,000	864,563

Real Estate Management & Development (3.7%)
Mitsubishi Estate Co. Ltd.	50,000	1,204,381
Mitsui Fudosan Co. Ltd.	37,000	837,208

		2,041,589

Trading Companies & Distributors (1.9%)
Mitsubishi Corp.	37,000	1,078,327

		6,719,735

Luxembourg (2.2%)(a)
Metals & Mining (2.2%)
ArcelorMittal	14,100	1,247,041

Spain (1.6%)
Commercial Banks (1.6%)
Banco Santander SA	46,100	897,338

Switzerland (8.6%)(a)
Electrical Equipment (4.3%)
ABB Ltd.*	93,000	2,438,606

Food Products (4.3%)
Nestle SA	54,450	2,388,904

		4,827,510

United Kingdom (13.5%)(a)
Commercial Banks (3.5%)
HSBC Holdings PLC	118,400	1,957,820

	Shares or Principal Amount	Value
Food & Staples Retailing (2.9%)
Tesco PLC	291,374	$2,069,384

Metals & Mining (3.5%)
Rio Tinto PLC	19,100	1,998,466

Oil, Gas & Consumable Fuels (3.6%)
Royal Dutch Shell PLC, Class B	57,400	2,015,418

		7,586,025

United States (39.3%)
Aerospace & Defense (2.8%)
Lockheed Martin Corp.	14,900	1,554,517

Biotechnology (2.5%)
Gilead Sciences, Inc.*	25,900	1,398,082

Capital Markets (2.7%)
Charles Schwab Corp. (The)	66,600	1,524,474

Chemicals (1.9%)
Mosaic Co. (The)*	8,100	1,030,401

Computers & Peripherals (3.9%)
Apple, Inc.*	13,840	2,199,868

Diversified Financial Services (2.6%)
JPMorgan Chase & Co.	35,300	1,434,239

Diversified Telecommunication Services (3.0%)
AT&T, Inc.	54,700	1,685,307

Energy Equipment & Services (3.6%)
Transocean, Inc.*	14,774	2,009,707

Hotels, Restraurants & Leisure (4.9%)
McDonald’s Corp.	45,870	2,742,567

Machinery (2.0%)
Deere & Co.	16,100	1,129,576

Oil, Gas & Consumable Fuels (3.5%)
Apache Corp.	6,700	751,539
Hess Corp.	12,070	1,223,898

		1,975,437

Software (5.9%)
Microsoft Corp.	52,800	1,358,016
Oracle Corp.*	90,000	1,937,700
		3,295,716
		21,979,891

Total Common Stocks		54,979,019

Repurchase Agreement (1.2%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $678,391, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $691,919	$678,352	678,352

Total Investments (Cost $57,371,300)(b) — 99.4%		56,112,434
Other assets in excess of liabilities — 0.6%		330,814

NET ASSETS — 100.0%		$56,443,248

(a)	Fair Valued Security.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

*	Non-income producing security.

ADR	American Depository Receipt

PLC	Public Liability Co.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
Mutual Funds (46.3%)
Equity Funds (34.2%)
Aberdeen Developing Markets Fund, Institutional Class(a)	7,819	$144,182
Aberdeen Equity Long-Short Fund, Institutional Class(a)	39,049	452,183
Aberdeen Global Financial Services Fund, Institutional Class(a)	34,817	394,482
Aberdeen Global Utilities Fund, Institutional Class(a)	18,442	222,415
Aberdeen Health Sciences Fund, Institutional Class(a)	31,141	325,740
Aberdeen Market Neutral Fund, Institutional Class(a)	56,367	531,539
Aberdeen Natural Resources Fund, Institutional Class(a)	9,217	205,993
Aberdeen Technology and Communications Fund, Institutional Class(a)	45,171	149,064
Credit Suisse Commodity Return Strategy Fund	15,122	202,641

		2,628,239

Fixed Income Fund (12.1%)
Oppenheimer International Bond Fund, Class Y	142,648	924,359

Total Mutual Funds		3,552,598

Exchange Traded Funds (51.9%)
Equity Fund (3.0%)
iShares Cohen & Steers Realty Majors Index Fund	3,017	232,641

Fixed Income Funds (47.0%)
iShares Lehman 1-3 Year Treasury Bond Fund	13,630	1,131,699
iShares Lehman Aggregate Bond Fund	13,530	1,358,547
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	10,490	1,116,870

		3,607,116

Real Estate Investment Trust (REIT) (1.9%)
SPDR Dow Jones Wilshire International Real Estate Fund	3,170	148,198

Total Exchange Traded Funds		3,987,955

Repurchase Agreement (1.1%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $87,645, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $89,393	$87,640	87,640

Total Investments (Cost $7,772,445)(b) — 99.3%		7,628,193
Other assets in excess of liabilities — 0.7%		51,107

NET ASSETS — 100.0%		$7,679,300

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares	Value
Mutual Funds (82.4%)
Equity Funds (82.4%)
Aberdeen Developing Markets Fund, Institutional Class(a)	37,237	$686,658
Aberdeen Equity Long-Short Fund, Institutional Class(a)	87,580	1,014,176
Aberdeen Global Financial Services Fund, Institutional Class(a)	118,441	1,341,933
Aberdeen Global Utilities Fund, Institutional Class(a)	47,232	569,622
Aberdeen Health Sciences Fund, Institutional Class(a)	118,449	1,238,973
Aberdeen International Equity Fund, Institutional Class(a)	90,929	1,390,308
Aberdeen Market Neutral Fund, Institutional Class(a)	46,494	438,436
Aberdeen Natural Resources Fund, Institutional Class(a)	23,411	523,233
Aberdeen Select Equity Fund, Institutional Class(a)	96,685	1,137,016
Aberdeen Select Growth Fund, Institutional Class(a)	139,648	1,276,384
Aberdeen Small Cap Fund, Institutional Class(a)	52,704	734,695
Aberdeen Small Cap Growth Fund, Institutional Class(a)	29,874	284,999
Aberdeen Technology and Communications Fund, Institutional Class(a)	215,165	710,044
Credit Suisse Commodity Return Strategy Fund	38,495	515,835

Total Mutual Funds		11,862,312

Exchange Traded Funds (17.3%)
Equity Funds (10.3%)
iShares Cohen & Steers Realty Majors Index Fund	9,702	748,121
iShares Russell Midcap Index Fund	3,075	286,129
iShares S&P 500 Index Fund	3,475	441,499

		1,475,749

Fixed Income Fund (5.0%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	6,822	726,338

Real Estate Investment Trust (REIT) (2.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	6,200	289,850

Total Exchange Traded Funds		2,491,937

Total Investments (Cost $15,905,525)(b) — 99.7%		14,354,249
Other assets in excess of liabilities — 0.3%		48,561

NET ASSETS — 100.0%		$14,402,810

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
Mutual Funds (61.5%)
Equity Funds (54.4%)
Aberdeen Developing Markets Fund, Institutional Class(a)	86,394	$1,593,097
Aberdeen Equity Long-Short Fund, Institutional Class(a)	288,371	3,339,337
Aberdeen Global Financial Services Fund, Institutional Class(a)	306,809	3,476,150
Aberdeen Global Utilities Fund, Institutional Class(a)	136,285	1,643,602
Aberdeen Health Sciences Fund, Institutional Class(a)	287,935	3,011,800
Aberdeen International Equity Fund, Institutional Class(a)	281,064	4,297,470
Aberdeen Market Neutral Fund, Institutional Class(a)	297,381	2,804,306
Aberdeen Natural Resources Fund, Institutional Class(a)	68,027	1,520,412
Aberdeen Select Equity Fund, Institutional Class(a)	186,577	2,194,140
Aberdeen Select Growth Fund, Institutional Class(a)	179,573	1,641,297
Aberdeen Small Cap Fund, Institutional Class(a)	162,633	2,267,097
Aberdeen Technology and Communications Fund, Institutional Class(a)	332,247	1,096,415
Credit Suisse Commodity Return Strategy Fund	111,626	1,495,794

		30,380,917

Fixed Income Fund (7.1%)
Oppenheimer International Bond Fund, Class Y	615,231	3,986,695

Total Mutual Funds		34,367,612

Exchange Traded Funds (38.0%)
Equity Funds (5.0%)
iShares Cohen & Steers Realty Majors Index Fund	22,315	1,720,710
iShares Russell Midcap Index Fund	11,651	1,084,125

		2,804,835

Fixed Income Funds (31.0%)
iShares Lehman 1-3 Year Treasury Bond Fund	33,800	2,806,414
iShares Lehman Aggregate Bond Fund	89,390	8,975,650
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	52,100	5,547,087

		17,329,151

Real Estate Investment Trust (REIT) (2.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	23,630	1,104,702

Total Exchange Traded Funds		21,238,688

Repurchase Agreement (0.6%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $302,292, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $308,321	$302,275	302,275

Total Investments (Cost $57,324,985)(b) — 100.1%		55,908,575
Liabilities in excess of other assets — (0.1)%		(45,676)

NET ASSETS — 100.0%		$55,862,899

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
Mutual Funds (75.8%)
Equity Funds (71.7%)
Aberdeen Developing Markets Fund Institutional Class(a)	83,365	$1,537,244
Aberdeen Equity Long-Short Fund Institutional Class(a)	243,702	2,822,064
Aberdeen Global Financial Services Fund Institutional Class(a)	296,055	3,354,299
Aberdeen Global Utilities Fund Institutional Class(a)	98,766	1,191,116
Aberdeen Health Sciences Fund Institutional Class(a)	292,218	3,056,598
Aberdeen International Equity Fund Institutional Class(a)	254,286	3,888,030
Aberdeen Market Neutral Fund Institutional Class(a)	172,342	1,625,181
Aberdeen Natural Resources Fund Institutional Class(a)	65,644	1,467,145
Aberdeen Select Equity Fund Institutional Class(a)	202,550	2,381,990
Aberdeen Select Growth Fund Institutional Class(a)	259,932	2,375,777
Aberdeen Small Cap Fund Institutional Class(a)	147,070	2,050,160
Aberdeen Small Cap Growth Fund Institutional Class(a)	41,696	397,775
Aberdeen Technology and Communications Fund Institutional Class	480,755	1,586,491
Credit Suisse Commodity Return Strategy Fund	80,839	1,083,245

		28,817,115

Fixed Income Fund (4.1%)
Oppenheimer International Bond Fund, Class Y	254,724	1,650,609

Total Mutual Funds		30,467,724

Exchange Traded Funds (24.1%)
Equity Funds (8.0%)
iShares Cohen & Steers Realty Majors Index Fund	21,289	1,641,595
iShares Russell Midcap Index Fund	8,371	778,921
iShares S&P 500 Index Fund	6,334	804,735

		3,225,251

Fixed Income Funds (14.1%)
iShares Lehman Aggregate Bond Fund	24,370	2,446,992
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	30,027	3,196,974

		5,643,966

Real Estate Investment Trust (REIT) (2.0%)
SPDR Dow Jones Wilshire International Real Estate Fund	17,020	795,685

Total Exchange Traded Funds		9,664,902

Repurchase Agreement (0.9%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $377,341, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $384,866	$377,320	377,320

Total Investments (Cost $43,304,506)(b) — 100.8%		40,509,946
Liabilities in excess of other assets — (0.8)%		(328,679)

NET ASSETS — 100.0%		$40,181,267

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
Mutual Funds (85.8%)
Equity Funds (85.8%)
Aberdeen Developing Markets Fund, Institutional Class(a)	475,747	$8,772,767
Aberdeen Equity Long-Short Fund, Institutional Class(a)	955,236	11,061,629
Aberdeen Global Financial Services Fund, Institutional Class(a)	1,353,163	15,331,338
Aberdeen Global Utilities Fund, Institutional Class(a)	376,307	4,538,267
Aberdeen Health Sciences Fund, Institutional Class(a)	1,243,181	13,003,677
Aberdeen Market Neutral Fund, Institutional Class(a)	295,597	2,787,483
Aberdeen Natural Resources Fund, Institutional Class(a)	336,895	7,529,600
Aberdeen Technology and Communications Fund, Institutional Class(a)	3,293,320	10,867,956
Credit Suisse Commodity Return Strategy Fund	368,870	4,942,854

Total Mutual Funds		78,835,571

Exchange Traded Funds (14.4%)
Equity Fund (6.3%)
iShares Cohen & Steers Realty Majors Index Fund	74,666	5,757,495

Fixed Income Fund (5.0%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	43,336	4,613,984

Real Estate Investment Trust (REIT) (3.1%)
SPDR Dow Jones Wilshire International Real Estate Fund	60,410	2,824,168

Total Exchange Traded Funds		13,195,647

Repurchase Agreement (0.1%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $49,120, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $50,100	$49,117	49,117

Total Investments (Cost $100,386,069)(b) — 100.3%		92,080,335
Liabilities in excess of other assets — (0.3)%		(246,731)

NET ASSETS — 100.0%		$91,833,604

(a)	Investment in affiliate.

(b)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal	Value
Municipal Bonds (99.5%)
Alabama (6.8%)
Alabama 21st Century Authority Revenue Bonds
5.75%, 12/1/15	$1,500,000	$1,532,430
5.50%, 12/1/21	4,000,000	3,935,320
Auburn University Revenue Bonds, Series A, 5.50%, 06/01/18	1,685,000	1,778,433
City of Birmingham Revenue Bonds, Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,632,838

		8,879,021

Arizona (1.5%)
Mesa Industrial Development Authority Revenue Bonds, (Discovery Health System), Series A, 5.63%, 01/01/29	1,800,000	1,903,572

California (2.3%)
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	2,002,420
State of California General Obligation Unlimited Bonds, Refunded, 5.00%, 03/01/21	1,000,000	1,020,170

		3,022,590

District of Columbia (1.4%)
District of Columbia General Obligation Unlimited Bonds, Unrefunded Balance, Series A, 5.50%, 06/01/29	1,775,000	1,804,287

Florida (3.4%)
Florida State Board of Education General Obligation Unlimited Bonds, Refunded (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,099,056
Tampa Bay Water Utility System Revenue Bonds, Refunded, 5.50%, 10/01/18	3,000,000	3,293,520

		4,392,576

Georgia (5.1%)
City of Atlanta Revenue Bonds, Refunded, Series A, 5.50%, 01/01/26	1,000,000	1,056,540
Georgia Local Government Certificate of Participatioin (Grantor Trust), Series A, 4.75%, 06/01/28	991,000	961,211
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series 2005 V, 6.60%, 01/01/18	55,000	63,037
Municipal Electric Authority of Georgia Revenue Bonds, Series 2005 V, 6.60%, 01/01/18	2,230,000	2,586,443
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series 2005 V, 6.60%, 01/01/18	465,000	551,564
Private Colleges & Universities Authority Revenue Bonds, Refunded (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,450,500

		6,669,295

Illinois (9.7%)
City of Chicago General Obligation Limited Bonds, Series A, 5.38%, 01/01/24	935,000	949,633
Illinois Finance Authority Revenue Bonds, (Adventist Health System/Sunbelt Obligation)
5.50%, 11/15/20	1,750,000	1,845,270
5.65%, 11/15/24	1,500,000	1,584,480
Illinois State Toll Highway Authority Revenue Bonds, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,095,550
Metropolitan Pier & Exposition Authority Revenue Bonds (McCormick Place Expansion Project), 5.50%, 12/15/24	3,500,000	3,574,725
State of Illinois General Obligation Unlimited Bonds, First Series, 5.25%, 05/01/23	3,425,000	3,522,270

		12,571,928

Indiana (5.8%)
Ball State University Revenue Bonds, Student Fee, Series J, 6.20%, 07/01/20	1,000,000	1,081,260
Indiana Toll Road Commission Revenue Bonds, 9.00%, 01/01/15	5,335,000	6,533,081

		7,614,341

Kansas (1.2%)
City of Wichita Revenue Bonds, Refunded (Facilities Improvement), Series XI, 6.75%, 11/15/19	1,500,000	1,561,965

Louisiana (1.2%)
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series 2001B, 5.88%, 05/15/39	1,750,000	1,529,850

Massachusetts (5.5%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series C, 5.50%, 11/01/15	1,500,000	1,684,170
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series D, 5.50%, 08/01/19	1,000,000	1,123,800
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Refunded, Series D
5.50%, 10/1/16	1,000,000	1,125,670
5.50%, 10/1/18	2,000,000	2,255,380
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Massachusetts Institutie of Technology), Series A, 5.00%, 07/01/38	1,000,000	1,018,670

		7,207,690

Michigan (5.7%)
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit), Series A, 5.75%, 11/15/18	2,000,000	2,113,840
Michigan State Hospital Finance Authority Revenue Bonds, (Henry Ford Health Systems), Series A, 6.00%, 11/15/24	1,500,000	1,589,100

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal	Value
Municipal Bonds (continued)
Michigan (continued)
State of Michigan General Obligation Unlimited Bonds (Environmental Protection Program), 6.25%, 11/01/12	$3,500,000	$3,740,660

		7,443,600

Minnesota (1.2%)
St. Louis Park General Obligation Unlimited Bonds (Independent School District No. 283), 5.75%, 02/01/18	1,500,000	1,527,000

Mississippi (0.8%)
Mississippi Development Bank Special Obligation Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,076,740

Missouri (1.5%)
County of Jackson Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,541,162
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Unrefunded Balance, Series A, 6.55%, 07/01/14	365,000	365,956

		1,907,118

New Jersey (1.7%)
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded, Series 2005 C, 6.50%, 01/01/16	55,000	62,924
New Jersey State Turnpike Authority Revenue Bonds, Series 2005 C, 6.50%, 01/01/16	155,000	176,224
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded, Series 2005 C, 6.50%, 01/01/16	790,000	903,863
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,120,720

		2,263,731

New York (9.2%)
New York City Transitional Finance Authority Revenue Bonds, Prerefunded-Future Tax, Series B, 5.75%, 11/15/19	795,000	854,458
New York City Transitional Finance Authority Revenue Bonds, Secured-Future Tax, Series D, 5.00%, 02/01/23	2,000,000	2,051,660
New York City Transitional Finance Authority Revenue Bonds, Series S-2, 4.50%, 01/15/31	3,000,000	2,743,500
New York City Transitional Finance Authority Revenue Bonds, Unrefunded-Future Tax, Series B, 5.75%, 11/15/19	205,000	220,332
New York Liberty Development Corp. Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	5,000,000	5,043,050
New York Local Government Assistance Corp. Revenue Bonds, Refunded, Series E, 6.00%, 04/01/14	1,000,000	1,105,330

		12,018,330

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	445,000	445,908

Ohio (2.1%)
County of Montgomery Revenue Bonds, (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,707,950

Pennsylvania (5.1%)
Pennsylvania Turnpike Commission Revenue Bonds, Refunded, Series A, 5.25%, 07/15/29	4,100,000	4,375,643
Philadelphia School District, General Obligation Unlimited Bonds, Series A, 5.00%, 06/01/27	2,300,000	2,274,953

		6,650,596

South Carolina (2.7%)
City of Greenville Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,781,045
Greenwood Fifty Schools Facilities, Inc., Revenue Bonds, Refunded (Greenwood, SC School District), 5.00%, 12/01/20	1,605,000	1,696,758

		3,477,803

Tennessee (7.0%)
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, (St. Judes Childrens Research)
6.00%, 7/1/14	1,000,000	1,057,030
5.38%, 7/1/24	4,200,000	4,416,048
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/26	4,000,000	3,645,760

		9,118,838

Texas (13.0%)
City of San Antonio Revenue Bonds, Refunded, 5.00%, 05/15/25	1,000,000	1,015,390
Dallas Area Rapid Transit Revenue Bonds, Refunded, Sr. Lien, 5.00%, 12/01/36	2,000,000	2,005,260
Fort Bend Independent School District General Obligation Unlimited Bonds, 5.00%, 02/15/18	2,300,000	2,507,345
Harris County Health Facilities Development Corp Revenue Bonds (SCH Health Care System), Series B, 5.75%, 07/01/27	5,325,000	6,061,394
Houston Independent School District General Obligation Limited Bonds, Unrefunded Balance-Refunded, Series A, 4.75%, 02/15/26	185,000	185,017
Lower Colorado River Authority Revenue Bonds, Refunded, Jr. Lien, 6.00%, 01/01/17	1,245,000	1,441,424
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/27	1,500,000	1,531,605

See accompanying notes to statements of investments

Statement of Investments

July 31, 2008 (Unaudited)

Aberdeen Tax-Free Income Fund

	Principal	Value
Municipal Bonds (continued)
Texas (continued)
Wichita Falls Revenue Bonds (Priority Lien), 5.38%, 08/01/19	$2,000,000	$2,149,060

		16,896,495

Utah (1.9%)
Utah Transit Authority Revenue Bonds, Refunded, Series A, 5.00%, 06/15/31	2,455,000	2,451,538

Vermont (1.6%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	2,093,260

Washington (1.8%)
City of Seattle Revenue Bonds, Refunded, 5.13%, 03/01/26	1,000,000	1,013,770
Washington State General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,284,187
		2,297,957

Total Municipal Bonds		129,533,979

Repurchase Agreement (0.1%)
CS First Boston, 2.05%, dated 07/31/08, due 08/01/08, repurchase price $137,129, collateralized by U.S. Government Agency Mortgages 5.50%, maturing 10/01/33-11/01/34; total market value of $139,864	137,121	137,121

Total Investments (Cost $126,173,160)(a) — 99.6%		129,671,100
Other Assets — 0.4%		455,680

NET ASSETS — 100.0%		$130,126,780

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

See accompanying notes to statements of investments

Notes to Statements of Investments

1. Federal Tax Information

At July 31, 2008, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation is as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
Aberdeen Equity Long-Short	114,784,103	3,089,843	(6,379,514)	$(3,289,671)
Aberdeen Health Sciences	31,584,643	2,559,554	(3,068,602)	$(509,048)
Aberdeen Hedged Core Equity	5,027,031	187,823	(614,987)	$(427,164)
Aberdeen Market Neutral	2,144,310	1,087,789	(1,154,610)	$(66,821)
Aberdeen Natural Resources	143,240,076	8,447,533	(7,268,027)	$1,179,506
Aberdeen Select Equity	18,498,492	165,847	(1,644,535)	$(1,478,688)
Aberdeen Select Growth	101,325,526	2,713,508	(4,044,656)	$(1,331,148)
Aberdeen Select Mid Cap Growth	33,895,675	4,368,042	(2,959,919)	$1,408,123
Aberdeen Select Small Cap	34,239,584	302,563	(6,040,730)	$(5,738,167)
Aberdeen Small Cap	742,476,404	8,305,251	(183,268,075)	$(174,962,824)
Aberdeen Small Cap Growth	6,968,605	474,399	(421,639)	$52,760
Aberdeen Small Cap Opportunities	6,465,297	584,295	(685,258)	$(100,963)
Aberdeen Small Cap Value	6,169,177	165,204	(913,134)	$(747,930)
Aberdeen Technology and Communications	18,387,153	288,834	(1,870,701)	$(1,581,867)
Aberdeen China Opportunities	77,859,840	860,444	(12,633,024)	$(11,772,580)
Aberdeen Developing Markets	112,087,160	1,165,680	(4,186,244)	$(3,020,564)
Aberdeen Global Financial Services	77,335,904	1,322,916	(8,830,704)	$(7,507,788)
Aberdeen Global Utilities	23,475,632	1,168,887	(1,717,197)	$(548,310)
Aberdeen International Equity	431,208,624	23,190,470	(30,435,757)	$(7,245,287)
Aberdeen Select Worldwide	57,718,356	2,031,893	(3,637,815)	$(1,605,922)
Aberdeen Optimal Allocations Defensive	7,821,360	18,762	(211,929)	$(193,167)
Aberdeen Optimal Allocations Growth	16,303,058	160,346	(2,109,155)	$(1,948,809)
Aberdeen Optimal Allocations Moderate	58,369,221	651,913	(3,112,559)	$(2,460,646)
Aberdeen Optimal Allocations Moderate Growth	43,691,177	213,744	(3,394,975)	$(3,181,231)
Aberdeen Optimal Allocations Specialty	101,029,279	1,546,457	(10,495,401)	$(8,948,944)
Aberdeen Tax-Free Income	126,173,160	5,763,565	(2,265,625)	$3,497,940
* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates and those differences could be material.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of “Valuation Time.” Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Trust’s Board of Trustees (“Board of Trustees”). Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are taken from the primary market or exchange in which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Funds holding foreign equity securities (the “Foreign Equity Funds”) value foreign securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. For Funds that invest in foreign equity securities, “fair value” prices are automatically provided by an independent fair value service if such prices are available in accordance with fair value procedures approved by the Board of Trustees. Fair value prices are intended to reflect more accurately the value of those securities at the time a Fund’s net asset value (“NAV”) is calculated. Fair value prices are used because many foreign markets operate at times that do not coincide with those of the major U.S. markets. Events that could affect the values of foreign portfolio holdings may occur between the close of the foreign market and the time of determining the NAV, and would not otherwise be reflected in the NAV. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available, are unreliable or may be affected by a significant event and therefore, do not represent fair value. When the fair value prices are utilized, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets

(b) Repurchase Agreements

The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or certain non-bank dealers. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified sub-custodian or in the Federal Reserve/ Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited. The Funds may transfer uninvested cash balances into a pooled cash account. These balances are invested in one or more repurchase agreements, which are fully collateralized by U.S. Government Agency Mortgages with the counterparty.

(c) Security Transactions and Investment Income

Security transactions are accounted for on the date the security is purchased or sold (i.e., the “trade date”). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(d) Federal Income Taxes

It is the policy of each Fund to qualify or continue to qualify as a “regulated investment company” by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve the Fund from all, or substantially all, federal income taxes. Therefore, no federal income tax provision is required.

The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is more-likely-than-not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Management has evaluated the implications of FIN 48 and has concluded that there is no impact to the Funds’ current financial statements. The Funds’ file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest. The Funds’ taxable years 2004 to 2007 remain subject to examination by the Internal Revenue Service. The adoption of FIN 48 requires ongoing monitoring and analysis; future conclusions reached by management may be different and result in adjustments to the Funds’ NAV and financial statements.

(e) Recent Accounting Pronouncements

In September 2006, the FASB issued Statement on Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of July 31, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)*	/s/ Vincent Esposito, President

Date September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Vincent Esposito, President

Date September 25, 2008

By (Signature and Title)*	/s/ Megan Kennedy, Treasurer

Date September 25, 2008